Schedule of Investments (unaudited) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Airbus SE	1,765	$235,747
Astronics Corp.(a)	5,961	79,639
Axon Enterprise, Inc.(a)	455	102,307
BAE Systems PLC	4,701	56,864
Boeing Co.(a)	1,084	230,274
BWX Technologies, Inc.	327	20,614
Curtiss-Wright Corp.	131	23,090
Ducommun, Inc.(a)	1,289	70,521
Elbit Systems Ltd.	104	17,712
General Dynamics Corp.	2,527	576,687
Hexcel Corp.	275	18,769
Kratos Defense & Security Solutions, Inc.(a)	25,068	337,917
Lockheed Martin Corp.	3,073	1,452,699
Maxar Technologies, Inc.	2,209	112,792
Mercury Systems, Inc.(a)	169	8,639
Moog, Inc., Class A	8,822	888,816
Parsons Corp.(a)	12,334	551,823
Raytheon Technologies Corp.	981	96,069
Rheinmetall AG	113	33,476
Safran SA	733	108,511
Textron, Inc.	8,733	616,812
Thales SA	251	37,109
Triumph Group, Inc.(a)	1,852	21,465
V2X, Inc.(a)	4,873	193,556
Woodward, Inc.	197	19,182

		5,911,090

Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.(b)	1,183	117,555
CJ Logistics Corp.	2,548	156,682
Deutsche Post AG, Registered Shares	3,633	170,154
DSV A/S	746	144,648
Expeditors International of Washington, Inc.(b)	1,644	181,037
FedEx Corp.	1,612	368,326
GXO Logistics, Inc.(a)	344	17,358
Hub Group, Inc., Class A(a)	8,286	695,527
Hyundai Glovis Co. Ltd.	2,797	341,584
JD Logistics, Inc.(a)(c)	130,000	233,080
Radiant Logistics, Inc.(a)	6,856	44,975
SF Holding Co. Ltd., Class A	47,900	385,556
United Parcel Service, Inc., Class B	3,806	738,326
YTO Express Group Co. Ltd., Class A	75,700	201,567
ZTO Express Cayman, Inc., ADR	13,306	381,350

		4,177,725

Automobile Components — 0.7%
Adient PLC(a)	13,390	548,454
Aisin Corp.	700	19,294
Aptiv PLC(a)	868	97,381
BorgWarner, Inc.	1,434	70,424
Continental AG, Class A	296	22,179
Cooper-Standard Holdings, Inc.(a)	5,582	79,488
Dana, Inc.	19,189	288,795
Denso Corp.	1,300	73,382
Dorman Products, Inc.(a)	1,613	139,137
Fox Factory Holding Corp.(a)	3,689	447,734
Gentex Corp.	768	21,527
Gentherm, Inc.(a)	1,210	73,108
Goodyear Tire & Rubber Co.(a)	26,322	290,068
HL Mando Co. Ltd.	12,790	452,970
Hyundai Mobis Co. Ltd.	4,187	695,417

Security	Shares	Value

Automobile Components (continued)
LCI Industries	1,484	$163,047
Lear Corp.	4,722	658,672
Luminar Technologies, Inc.(a)	10,536	68,379
Modine Manufacturing Co.(a)	11,909	274,502
Patrick Industries, Inc.	2,640	181,658
QuantumScape Corp.(a)(b)	837	6,847
Standard Motor Products, Inc.	1,936	71,458
Stoneridge, Inc.(a)	2,160	40,392
Sumitomo Electric Industries Ltd.	1,900	24,409
Tong Yang Industry Co. Ltd.	330,000	501,562
Valeo	815	16,714
Visteon Corp.(a)	4,730	741,806
XPEL, Inc.(a)	415	28,199

		6,097,003

Automobiles — 1.3%
BAIC Motor Corp. Ltd., Class H(c)	556,500	154,563
Bayerische Motoren Werke AG	1,745	191,250
BYD Co. Ltd., Class A	29,100	1,083,954
BYD Co. Ltd., Class H	30,000	882,485
Ferrari NV	255	69,101
Ford Motor Co.	11,876	149,638
Geely Automobile Holdings Ltd.	320,000	412,359
General Motors Co.	39,281	1,440,827
Great Wall Motor Co. Ltd., Class H	141,000	174,466
Guangzhou Automobile Group Co. Ltd., Class H	412,000	260,344
Harley-Davidson, Inc.	441	16,745
Hyundai Motor Co.	1,741	247,697
Kia Corp.	23,741	1,481,629
Li Auto, Inc., Class A(a)	13,500	168,832
Mercedes-Benz Group AG, Registered Shares	3,219	247,550
NIO, Inc., ADR(a)	13,144	138,143
Renault SA(a)	1,090	44,424
Stellantis NV	5,551	100,952
Suzuki Motor Corp.	1,800	65,551
Tesla, Inc.(a)	18,746	3,889,045
Thor Industries, Inc.(b)	174	13,857
Toyota Motor Corp.	27,400	390,050
Volvo Car AB, Class B(a)	3,774	16,510
Winnebago Industries, Inc.	5,015	289,365

		11,929,337

Banks — 6.4%
1st Source Corp.	2,360	101,834
Abu Dhabi Commercial Bank PJSC	69,441	157,151
Abu Dhabi Islamic Bank PJSC	39,345	107,012
Agricultural Bank of China Ltd., Class H	432,000	159,981
Al Rajhi Bank	69,965	1,377,334
Alinma Bank	34,330	270,711
Amalgamated Financial Corp.	8,841	156,397
Ameris Bancorp	4,600	168,268
ANZ Group Holdings Ltd.	7,233	111,461
Associated Banc-Corp.	20,274	364,527
Atlantic Union Bankshares Corp.	6,040	211,702
Axis Bank Ltd.	81,201	850,724
Axos Financial, Inc.(a)	4,949	182,717
Banco Bilbao Vizcaya Argentaria SA	18,027	128,881
Banco do Brasil SA	29,603	228,427
Banco Santander SA	44,547	166,003
Bank Central Asia Tbk PT	3,542,900	2,072,753
Bank Hapoalim BM	3,585	29,836
Bank Leumi Le-Israel BM	4,357	32,960
Bank Mandiri Persero Tbk PT	761,300	524,266

1

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank of America Corp.	66,523	$1,902,558
Bank of China Ltd., Class H	2,118,000	811,971
Bank of Hawaii Corp.	134	6,979
Bank of Ireland Group PLC	2,140	21,653
Bank of Marin Bancorp	2,848	62,343
Bank OZK(b)	374	12,791
Bank Polska Kasa Opieki SA	5,652	112,437
Bank Rakyat Indonesia Persero Tbk PT	5,499,000	1,742,373
BankFinancial Corp.	21,100	184,625
Banque Cantonale Vaudoise, Registered Shares	244	23,015
Banque Saudi Fransi	11,840	114,865
Barclays PLC	51,027	91,844
BNP Paribas SA	3,391	202,502
BOC Hong Kong Holdings Ltd.	16,500	51,369
BOK Financial Corp.	99	8,357
Business First Bancshares, Inc.	5,236	89,693
Byline Bancorp, Inc.	2,221	48,018
Cadence Bank	7,218	149,846
CaixaBank SA	11,014	42,976
Capital City Bank Group, Inc.	23,753	696,200
Capitec Bank Holdings Ltd.	5,647	535,265
Capstar Financial Holdings, Inc.	8,296	125,684
Cathay General Bancorp	2,813	97,105
Central Pacific Financial Corp.	17,812	318,835
China Construction Bank Corp., Class H	2,935,000	1,899,517
China Merchants Bank Co. Ltd., Class A	133,800	666,229
China Merchants Bank Co. Ltd., Class H	217,500	1,104,469
CIMB Group Holdings Bhd	351,200	423,247
Citigroup, Inc.	24,902	1,167,655
Citizens Financial Group, Inc.	3,040	92,325
Colony Bankcorp, Inc.	812	8,282
Columbia Banking System, Inc.	440	9,425
Comerica, Inc.	445	19,322
Commerce Bancshares, Inc.	376	21,940
Commerzbank AG(a)	2,241	23,594
Commonwealth Bank of Australia	4,742	313,093
Community Trust Bancorp, Inc.	2,278	86,450
ConnectOne Bancorp, Inc.	5,931	104,860
Credit Agricole SA	4,229	47,708
Cullen/Frost Bankers, Inc.	196	20,647
Customers Bancorp, Inc.(a)	1,707	31,614
Danske Bank A/S(a)	2,367	47,621
DBS Group Holdings Ltd.	5,000	124,309
Dime Community Bancshares, Inc.	1,163	26,423
Dubai Islamic Bank PJSC	78,625	112,250
East West Bancorp, Inc.	482	26,751
Eastern Bankshares, Inc.	6,764	85,362
Emirates NBD Bank PJSC	74,160	265,382
Enterprise Bancorp, Inc.	1,250	39,325
Enterprise Financial Services Corp.	6,978	311,149
Erste Group Bank AG	1,057	35,018
FB Financial Corp.	8,667	269,370
Federal Bank Ltd.	69,900	112,527
Fifth Third Bancorp	3,856	102,724
FinecoBank Banca Fineco SpA	3,848	58,956
First Abu Dhabi Bank PJSC	110,973	389,760
First Bancshares, Inc.	4,772	123,261
First Bank	6,320	63,832
First Busey Corp.	7,778	158,205
First Business Financial Services, Inc.	3,024	92,262
First Citizens BancShares, Inc., Class A	86	83,687
First Commonwealth Financial Corp.	6,808	84,623
First Financial Bankshares, Inc.	1,187	37,865

Security	Shares	Value

Banks (continued)
First Financial Holding Co. Ltd.	116,000	$100,965
First Financial Northwest, Inc.	20,650	263,700
First Foundation, Inc.	8,746	65,158
First Hawaiian, Inc.	427	8,809
First Horizon Corp.	3,482	61,910
First Interstate BancSystem, Inc., Class A	15,574	465,040
First Merchants Corp.	812	26,755
First Northwest Bancorp	2,493	28,669
First Republic Bank(b)	961	13,444
First Savings Financial Group, Inc.	1,623	26,114
FNB Corp.(b)	1,165	13,514
FS Bancorp, Inc.	3,121	93,661
Fulton Financial Corp.	30,963	427,909
Glacier Bancorp, Inc.	4,007	168,334
Grupo Financiero Banorte SAB de CV, Class O	22,463	189,352
Hana Financial Group, Inc.	3,333	104,386
Hancock Whitney Corp.	18,456	671,798
Hang Seng Bank Ltd.	3,700	52,597
Hanmi Financial Corp.	2,110	39,183
HBT Financial, Inc.	13,634	268,862
HDFC Bank Ltd.	35,544	699,109
HDFC Bank Ltd., ADR	6,522	434,822
Heartland Financial USA, Inc.	20,759	796,315
Heritage Commerce Corp.	10,505	87,507
HomeTrust Bancshares, Inc.	4,340	106,721
Horizon Bancorp, Inc.	12,348	136,569
HSBC Holdings PLC	60,685	412,445
Huntington Bancshares, Inc.	7,312	81,894
ICICI Bank Ltd.	148,235	1,584,105
ICICI Bank Ltd., ADR	28,030	604,887
IDFC First Bank Ltd.(a)	354,031	238,120
Independent Bank Corp.	19,369	344,187
IndusInd Bank Ltd.	7,822	101,646
Industrial & Commercial Bank of China Ltd., Class H	1,823,000	968,814
ING Groep NV, Series N(a)	9,907	117,649
Intesa Sanpaolo SpA	46,476	119,278
Investar Holding Corp.	3,264	45,565
Itau Unibanco Holding SA, ADR	42,835	208,606
Japan Post Bank Co. Ltd.	2,000	16,335
JPMorgan Chase & Co.	19,773	2,576,620
KB Financial Group, Inc.	12,629	461,239
KB Financial Group, Inc., ADR	5,137	187,090
KBC Group NV	640	43,975
KeyCorp.	6,627	82,970
Kotak Mahindra Bank Ltd.	47,887	1,012,181
Kuwait Finance House KSCP	342,986	928,012
Lakeland Bancorp, Inc.	23,132	361,784
M&T Bank Corp.	1,002	119,809
Mediobanca Banca di Credito Finanziario SpA	1,673	16,812
Mega Financial Holding Co. Ltd.	241,000	261,193
Mercantile Bank Corp.	2,662	81,404
Meridian Corp.	5,822	73,357
Metropolitan Bank Holding Corp.(a)	1,892	64,120
Mid Penn Bancorp, Inc.	1,673	42,846
Midland States Bancorp, Inc.	25,144	538,584
MidWestOne Financial Group, Inc.	1,772	43,272
Mitsubishi UFJ Financial Group, Inc.	37,800	242,248
Mizuho Financial Group, Inc.	7,820	110,790
National Australia Bank Ltd.	8,673	161,607
National Bank Holdings Corp., Class A	6,456	216,018
National Bank of Kuwait SAKP	206,580	712,681
NatWest Group PLC	24,789	80,887
New York Community Bancorp, Inc.(b)	1,546	13,976

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Nordea Bank Abp	10,941	$116,831
Northrim BanCorp, Inc.	6,826	322,051
OceanFirst Financial Corp.	25,441	470,150
Old National Bancorp	36,657	528,594
Old Second Bancorp, Inc.	4,505	63,340
OP Bancorp	8,825	78,631
Origin Bancorp, Inc.	7,391	237,621
OTP Bank Nyrt	6,420	183,288
Oversea-Chinese Banking Corp. Ltd.	5,900	54,998
PacWest Bancorp	397	3,863
Peapack-Gladstone Financial Corp.	1,901	56,308
Peoples Bancorp, Inc.	835	21,501
Ping An Bank Co. Ltd., Class A	279,100	508,500
Pinnacle Financial Partners, Inc.	251	13,845
Popular, Inc.	246	14,123
Postal Savings Bank of China Co. Ltd., Class H(c)	412,000	244,339
Powszechna Kasa Oszczednosci Bank Polski SA	12,640	83,887
Premier Financial Corp.	13,793	285,929
Prosperity Bancshares, Inc.	293	18,025
Public Bank Bhd	472,400	428,706
Qatar Islamic Bank SAQ	62,791	305,146
Qatar National Bank QPSC	220,782	967,196
Regions Financial Corp.	6,035	112,010
Republic First Bancorp, Inc.(a)	78,077	106,185
Resona Holdings, Inc.	7,600	36,663
Riverview Bancorp, Inc.	56,014	299,115
Riyad Bank	16,883	134,396
Salisbury Bancorp, Inc.	3,678	88,640
Sandy Spring Bancorp, Inc.	2,764	71,809
Santander Bank Polska SA	1,224	82,901
Saudi British Bank	7,212	67,951
Saudi National Bank	65,344	800,185
Sberbank of Russia PJSC(a)(d)	141,048	18
Seacoast Banking Corp. of Florida	3,426	81,196
Shore Bancshares, Inc.	6,525	93,177
Sierra Bancorp	13,723	236,310
Skandinaviska Enskilda Banken AB, Class A	6,055	66,837
SmartFinancial, Inc.	5,839	135,114
Societe Generale SA	1,411	31,792
South Plains Financial, Inc.	5,456	116,813
Southern First Bancshares, Inc.(a)	571	17,530
Southern Missouri Bancorp, Inc.	3,102	116,046
SouthState Corp.	2,081	148,292
Standard Bank Group Ltd.	84,023	814,673
Standard Chartered PLC	7,538	57,131
State Bank of India	27,410	175,219
Sumitomo Mitsui Financial Group, Inc.	4,500	180,079
Sumitomo Mitsui Trust Holdings, Inc.	1,100	37,792
Svenska Handelsbanken AB, A Shares	4,642	40,204
Swedbank AB, A Shares	2,803	46,094
Synovus Financial Corp.	481	14,829
Taiwan Cooperative Financial Holding Co. Ltd.	365,000	313,441
Texas Capital Bancshares, Inc.(a)	489	23,941
Tisco Financial Group PCL, NVDR	133,700	393,285
Towne Bank	15,673	417,685
TriCo Bancshares	1,173	48,785
Truist Financial Corp.	5,532	188,641
U.S. Bancorp	18,050	650,702
UMB Financial Corp.	5,579	322,020
UniCredit SpA	5,146	96,991
United Bankshares, Inc.	8,521	299,939
United Community Banks, Inc.	1,789	50,307

Security	Shares	Value

Banks (continued)
United Overseas Bank Ltd.	2,600	$58,315
Univest Financial Corp.	6,347	150,678
Veritex Holdings, Inc.	5,963	108,884
Washington Federal, Inc.	3,917	117,980
Washington Trust Bancorp, Inc.	4,187	145,121
Webster Financial Corp.	1,205	47,501
Wells Fargo & Co.	54,976	2,055,003
WesBanco, Inc.	16,289	500,072
Western Alliance Bancorp	358	12,723
Western New England Bancorp, Inc.	10,176	83,545
Westpac Banking Corp.	9,010	131,182
Wintrust Financial Corp.	194	14,152
Zions Bancorp NA	505	15,115

		57,637,378

Beverages — 1.3%
Ambev SA	405,078	1,145,275
Anadolu Efes Biracilik Ve Malt Sanayii A/S	90,827	303,923
Anheuser-Busch InBev SA	1,743	116,188
Asahi Group Holdings Ltd.	1,300	48,383
Boston Beer Co., Inc., Class A(a)	32	10,518
Brown-Forman Corp., Class A	156	10,170
Carlsberg A/S, Class B	433	67,187
Celsius Holdings, Inc.(a)	3,310	307,631
China Resources Beer Holdings Co. Ltd.	62,000	498,071
Coca-Cola Co.	4,838	300,101
Coca-Cola Consolidated, Inc.	563	301,250
Coca-Cola Femsa SAB de CV	21,671	174,054
Coca-Cola HBC AG, Class DI	2,492	68,219
Coca-Cola Icecek A/S	11,213	119,090
Diageo PLC	6,924	309,016
Duckhorn Portfolio, Inc.(a)	3,817	60,690
Fomento Economico Mexicano SAB de CV, ADR	2,059	195,996
Heineken Holding NV	231	21,194
Heineken NV	1,131	121,527
Hite Jinro Co. Ltd.	12,384	213,641
Jiangsu King’s Luck Brewery JSC Ltd., Class A	11,700	110,380
Kirin Holdings Co. Ltd.	2,400	37,970
Kweichow Moutai Co. Ltd., Class A	2,700	713,106
MGP Ingredients, Inc.	3,377	326,624
National Beverage Corp.(a)	516	27,204
Nongfu Spring Co. Ltd., Class H(c)	44,600	257,155
PepsiCo, Inc.	17,774	3,240,200
Pernod Ricard SA	804	182,050
Primo Water Corp.	48,176	739,502
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	15,700	620,724
Tsingtao Brewery Co. Ltd., Class A	10,100	177,223
Tsingtao Brewery Co. Ltd., Class H	14,000	153,023
Varun Beverages Ltd.	34,301	580,370
Vita Coco Co., Inc.(a)	2,429	47,657

		11,605,312

Biotechnology — 2.7%
2seventy bio, Inc.(a)	4,353	44,401
3SBio, Inc.(c)	138,500	137,838
4D Molecular Therapeutics, Inc.(a)	3,622	62,262
AbbVie, Inc.	6,376	1,016,143
Abeona Therapeutics, Inc.(a)	482	1,359
ACADIA Pharmaceuticals, Inc.(a)	12,681	238,656
ADMA Biologics, Inc.(a)	36,559	121,010
Affimed NV(a)	11,343	8,457
Agenus, Inc.(a)	27,624	41,988
Agios Pharmaceuticals, Inc.(a)	8,632	198,277

3

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Akebia Therapeutics, Inc.(a)	17,028	$9,543
Akero Therapeutics, Inc.(a)	1,358	51,957
Alector, Inc.(a)	15,702	97,195
Aligos Therapeutics, Inc.(a)	3,453	3,018
Alkermes PLC(a)	27,165	765,781
Allakos, Inc.(a)	11,144	49,591
Allogene Therapeutics, Inc.(a)	19,443	96,048
Alnylam Pharmaceuticals, Inc.(a)	446	89,343
ALX Oncology Holdings, Inc.(a)	4,071	18,401
Amgen, Inc.	6,949	1,679,921
Amicus Therapeutics, Inc.(a)	3,059	33,924
Apellis Pharmaceuticals, Inc.(a)	6,878	453,673
Applied Molecular Transport, Inc.(a)	3,993	1,278
Aprea Therapeutics, Inc.(a)	289	1,286
Aptinyx, Inc.(a)	12,794	1,597
AquaBounty Technologies, Inc.(a)	3	2
Arcus Biosciences, Inc.(a)	10,614	193,599
Arcutis Biotherapeutics, Inc.(a)	2,757	30,327
Argenx SE(a)	178	66,101
Arrowhead Pharmaceuticals, Inc.(a)	6,462	164,135
Assembly Biosciences, Inc.(a)	24,276	20,402
Astria Therapeutics, Inc.(a)	2,019	26,853
Atara Biotherapeutics, Inc.(a)	13,336	38,674
Athenex, Inc.(a)	407	541
Atossa Therapeutics, Inc.(a)	11,978	8,683
Atreca, Inc., Class A(a)	11,605	13,230
Aurinia Pharmaceuticals, Inc.(a)	2,769	30,348
Avidity Biosciences, Inc.(a)	7,568	116,169
Avrobio, Inc.(a)	3,970	3,970
Beam Therapeutics, Inc.(a)	8,668	265,414
BeiGene Ltd.(a)	7,100	118,177
BeiGene Ltd., ADR(a)	927	199,796
Biocon Ltd.	35,213	88,573
Biogen, Inc.(a)	1,631	453,467
BioMarin Pharmaceutical, Inc.(a)	2,755	267,896
Black Diamond Therapeutics, Inc.(a)	8,489	16,044
Bluebird Bio, Inc.(a)	8,394	26,693
Blueprint Medicines Corp.(a)	12,014	540,510
Bolt Biotherapeutics, Inc.(a)	1,792	2,491
Bridgebio Pharma, Inc.(a)	11,278	186,989
C4 Therapeutics, Inc.(a)	4,328	13,590
CareDx, Inc.(a)	7,880	72,023
Catalyst Biosciences, Inc.	6,436	1,332
Catalyst Pharmaceuticals, Inc.(a)	4,951	82,088
Celltrion, Inc.	3,366	389,070
Centogene NV(a)	910	595
Coherus Biosciences, Inc.(a)	22,325	152,703
Corbus Pharmaceuticals Holdings, Inc.(a)	429	3,119
Corvus Pharmaceuticals, Inc.(a)	5,735	5,219
Crinetics Pharmaceuticals, Inc.(a)	3,705	59,502
CSL Ltd.	1,355	262,423
Cue Biopharma, Inc.(a)	3,329	11,885
Cullinan Oncology, Inc.(a)	3,612	36,951
Cytokinetics, Inc.(a)	5,377	189,217
Day One Biopharmaceuticals, Inc.(a)	3,972	53,106
Deciphera Pharmaceuticals, Inc.(a)	13,659	211,032
Denali Therapeutics, Inc.(a)	17,168	395,551
Dynavax Technologies Corp.(a)	8,292	81,345
Dyne Therapeutics, Inc.(a)	3,265	37,613
Eagle Pharmaceuticals, Inc.(a)	896	25,420
Editas Medicine, Inc.(a)	15,617	113,223
Emergent BioSolutions, Inc.(a)	10,840	112,302
Enanta Pharmaceuticals, Inc.(a)	3,007	121,603

Security	Shares	Value

Biotechnology (continued)
Erasca, Inc.(a)	2,545	$7,660
Exact Sciences Corp.(a)	636	43,127
Exagen, Inc.(a)	3,265	7,934
Exelixis, Inc.(a)	25,418	493,363
Exicure, Inc.(a)	178	155
Fate Therapeutics, Inc.(a)	28,199	160,734
Fennec Pharmaceuticals, Inc.(a)	1,750	14,560
FibroGen, Inc.(a)	11,855	221,214
Foghorn Therapeutics, Inc.(a)	2,487	15,419
Forte Biosciences, Inc.(a)	1,659	1,676
Frequency Therapeutics, Inc.(a)	4,657	2,342
G1 Therapeutics, Inc.(a)	7,005	18,773
Galera Therapeutics, Inc.(a)	7	18
Genmab A/S(a)	249	94,123
Gilead Sciences, Inc.	11,838	982,199
Green Cross Corp.	1,721	161,915
Gritstone bio, Inc.(a)	11,781	32,751
Halozyme Therapeutics, Inc.(a)	11,536	440,560
Heron Therapeutics, Inc.(a)	19,939	30,108
Homology Medicines, Inc.(a)	6,560	6,757
Horizon Therapeutics PLC(a)	1,897	207,039
Hugel, Inc.(a)	2,766	273,498
IGM Biosciences, Inc.(a)	1,536	21,105
ImmunoGen, Inc.(a)	18,587	71,374
Incyte Corp.(a)	9,462	683,819
Inovio Pharmaceuticals, Inc.(a)	18,125	14,863
Inozyme Pharma, Inc.(a)	892	5,111
Insmed, Inc.(a)	7,821	133,348
Intellia Therapeutics, Inc.(a)	12,079	450,184
Intercept Pharmaceuticals, Inc.(a)	7,798	104,727
Ionis Pharmaceuticals, Inc.(a)	462	16,512
Iovance Biotherapeutics, Inc.(a)	9,251	56,524
Ironwood Pharmaceuticals, Inc.(a)	30,672	322,669
iTeos Therapeutics, Inc.(a)	4,434	60,347
IVERIC bio, Inc.(a)	8,613	209,554
Jounce Therapeutics, Inc.(a)	3,154	5,835
Karuna Therapeutics, Inc.(a)	1,279	232,318
Karyopharm Therapeutics, Inc.(a)	16,540	64,341
Keros Therapeutics, Inc.(a)	1,442	61,573
Keymed Biosciences, Inc.(a)(c)	9,500	70,192
Kineta, Inc.	347	1,149
Kiniksa Pharmaceuticals Ltd., Class A(a)	13,666	147,046
Kinnate Biopharma, Inc.(a)	3,570	22,313
Kodiak Sciences, Inc.(a)	14,110	87,482
Kronos Bio, Inc.(a)	4,102	5,989
Kura Oncology, Inc.(a)	7,457	91,199
Kymera Therapeutics, Inc.(a)	5,448	161,424
MacroGenics, Inc.(a)	8,276	59,339
Madrigal Pharmaceuticals, Inc.(a)	396	95,935
MannKind Corp.(a)	23,905	98,011
Mersana Therapeutics, Inc.(a)	14,515	59,657
Mirati Therapeutics, Inc.(a)	144	5,354
Mirum Pharmaceuticals, Inc.(a)	4,034	96,897
Moderna, Inc.(a)	1,159	177,999
Molecular Templates, Inc.(a)	1,349	512
Morphic Holding, Inc.(a)	2,888	108,704
Mustang Bio, Inc.(a)	5,399	1,979
Myriad Genetics, Inc.(a)	11,022	256,041
Natera, Inc.(a)	1,301	72,232
Neurocrine Biosciences, Inc.(a)	7,467	755,810
NextCure, Inc.(a)	6,872	10,171
Nkarta, Inc.(a)	14,148	50,225
Novavax, Inc.(a)(b)	256	1,774

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Nurix Therapeutics, Inc.(a)	8,775	$77,922
Nymox Pharmaceutical Corp.(a)	5,685	1,933
Olema Pharmaceuticals, Inc.(a)	3,835	13,307
Oncorus, Inc.(a)	2,121	730
Oncternal Therapeutics, Inc.(a)	4,499	3,532
Passage Bio, Inc.(a)	8,451	8,094
PharmaResearch Co. Ltd.	3,047	164,937
Pieris Pharmaceuticals, Inc.(a)	6,677	6,517
PMV Pharmaceuticals, Inc.(a)	11,121	53,047
Poseida Therapeutics, Inc.(a)	5,208	16,041
Precigen, Inc.(a)	4,316	4,575
Precision BioSciences, Inc.(a)	9,626	7,254
Prelude Therapeutics, Inc.(a)	1,281	7,302
Prometheus Biosciences, Inc.(a)	1,744	187,166
Protagonist Therapeutics, Inc.(a)	3,339	76,797
PTC Therapeutics, Inc.(a)	8,571	415,179
Puma Biotechnology, Inc.(a)	7,912	24,448
Quince Therapeutics, Inc.(a)	608	948
Recursion Pharmaceuticals, Inc., Class A(a)	12,234	81,601
Regeneron Pharmaceuticals, Inc.(a)	849	697,598
REGENXBIO, Inc.(a)	15,016	283,953
Relay Therapeutics, Inc.(a)	14,082	231,931
Replimune Group, Inc.(a)	4,923	86,940
Revolution Medicines, Inc.(a)	2,941	63,702
Rigel Pharmaceuticals, Inc.(a)	21,910	28,921
Rocket Pharmaceuticals, Inc.(a)	6,168	105,658
Sage Therapeutics, Inc.(a)	576	24,169
Sana Biotechnology, Inc.(a)	16,359	53,494
Sangamo Therapeutics, Inc.(a)	47,523	83,640
Sarepta Therapeutics, Inc.(a)	276	38,041
Seagen, Inc.(a)	505	102,247
Seres Therapeutics, Inc.(a)	4,888	27,715
Shattuck Labs, Inc.(a)	2,210	6,497
Sigilon Therapeutics, Inc.(a)	2,256	2,098
Solid Biosciences, Inc.(a)	2,323	11,011
SpringWorks Therapeutics, Inc.(a)	3,488	89,781
SQZ Biotechnologies Co.(a)	1,471	824
Stoke Therapeutics, Inc.(a)	966	8,047
Surface Oncology, Inc.(a)	4,415	3,085
Sutro Biopharma, Inc.(a)	15,696	72,516
Syros Pharmaceuticals, Inc.(a)	731	1,952
TCR2 Therapeutics, Inc.(a)	4,603	6,905
TG Therapeutics, Inc.(a)	9,250	139,120
Travere Therapeutics, Inc.(a)	12,667	284,881
Twist Bioscience Corp.(a)	14,389	216,986
Ultragenyx Pharmaceutical, Inc.(a)	11,049	443,065
United Therapeutics Corp.(a)	248	55,542
UNITY Biotechnology, Inc.(a)	517	843
UroGen Pharma Ltd.(a)	1,960	18,110
Vaxcyte, Inc.(a)	3,551	133,091
Veracyte, Inc.(a)	12,011	267,845
Vericel Corp.(a)	4,489	131,617
Vertex Pharmaceuticals, Inc.(a)	856	269,700
Verve Therapeutics, Inc.(a)	1,455	20,981
Vincerx Pharma, Inc.(a)	1,674	1,741
Vir Biotechnology, Inc.(a)	12,080	281,102
Voyager Therapeutics, Inc.(a)	2,265	17,463
Xencor, Inc.(a)	6,905	192,580

Security	Shares	Value

Biotechnology (continued)
Zai Lab Ltd., ADR(a)	1,429	$47,529
Zentalis Pharmaceuticals, Inc.(a)	2,513	43,224

		24,447,981

Broadline Retail — 2.4%
Alibaba Group Holding Ltd.(a)	479,160	6,068,795
Amazon.com, Inc.(a)	82,189	8,489,302
ContextLogic, Inc., Class A(a)	93,015	41,466
Coupang, Inc.(a)	16,125	258,000
Dillard’s, Inc., Class A	226	69,536
eBay, Inc.	26,336	1,168,528
Etsy, Inc.(a)	1,094	121,795
Hyundai Department Store Co. Ltd.	4,685	197,365
JD.com, Inc., Class A	80,786	1,764,059
Kohl’s Corp.(b)	376	8,851
Macy’s, Inc.	9,654	168,848
MercadoLibre, Inc.(a)	25	32,952
Naspers Ltd., N Shares	3,784	701,153
Next PLC	769	62,504
Nordstrom, Inc.(b)	367	5,971
Ollie’s Bargain Outlet Holdings, Inc.(a)	205	11,878
Pinduoduo, Inc., ADR(a)	14,844	1,126,660
Poya International Co. Ltd.	31,000	582,410
Prosus NV	2,116	165,691
Shinsegae, Inc.	726	120,474
Vipshop Holdings Ltd., ADR(a)	20,084	304,875
Wesfarmers Ltd.	2,687	90,817

		21,561,930

Building Products — 0.5%
AAON, Inc.	4,040	390,628
Advanced Drainage Systems, Inc.(b)	211	17,768
Allegion PLC	8,901	950,004
American Woodmark Corp.(a)	426	22,182
Apogee Enterprises, Inc.	5,029	217,504
Armstrong World Industries, Inc.	155	11,042
AZEK Co., Inc.(a)	372	8,757
Builders FirstSource, Inc.(a)	3,061	271,756
China Lesso Group Holdings Ltd.	76,000	67,907
Daikin Industries Ltd.	300	53,822
Gibraltar Industries, Inc.(a)	4,930	239,105
Griffon Corp.	3,337	106,817
Hayward Holdings, Inc.(a)	231	2,707
Janus International Group, Inc.(a)	13,200	130,152
JELD-WEN Holding, Inc.(a)	17,916	226,816
Kingspan Group PLC	276	18,913
Masterbrand, Inc.(a)	443	3,562
Nibe Industrier AB, B Shares	2,179	24,839
Owens Corning	1,126	107,871
PGT Innovations, Inc.(a)	7,592	190,635
Resideo Technologies, Inc.(a)	2,966	54,218
ROCKWOOL A/S, B Shares	191	46,836
Trane Technologies PLC	3,163	581,929
Trex Co., Inc.(a)	368	17,911
UFP Industries, Inc.	11,861	942,594
Zurn Elkay Water Solutions Corp.	3,834	81,894

		4,788,169

Capital Markets — 1.8%
3i Group PLC	5,473	114,076
Abrdn PLC	4,951	12,461
Affiliated Managers Group, Inc.	128	18,230

5

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Ameriprise Financial, Inc.	111	$34,021
Amundi SA(c)	758	47,761
Ares Management Corp., Class A	712	59,409
Artisan Partners Asset Management, Inc., Class A	12,402	396,616
ASX Ltd.	853	37,251
Avantax, Inc.(a)	4,231	111,360
Bank of New York Mellon Corp.	39,058	1,774,795
Blackstone, Inc., Class A	2,897	254,472
Blue Owl Capital, Inc.	1,361	15,080
Carlyle Group, Inc.(b)	627	19,475
Cboe Global Markets, Inc.	6,895	925,585
Charles Schwab Corp.	12,897	675,545
China International Capital Corp. Ltd., Class A	41,600	235,561
CITIC Securities Co. Ltd., Class A	163,000	486,388
CITIC Securities Co. Ltd., Class H	120,000	256,680
CME Group, Inc., Class A	1,382	264,681
Cohen & Steers, Inc.	1,274	81,485
Coinbase Global, Inc., Class A(a)(b)	637	43,042
Credit Suisse Group AG, Registered Shares(b)	9,548	8,574
Daiwa Securities Group, Inc.	8,900	41,782
Deutsche Bank AG, Registered Shares	6,708	68,215
Deutsche Boerse AG	763	148,564
EQT AB	1,485	30,335
Euronext NV(c)	469	35,914
Evercore, Inc., Class A	125	14,422
FactSet Research Systems, Inc.	135	56,037
Federated Hermes, Inc.	6,746	270,784
Focus Financial Partners, Inc., Class A(a)	3,153	163,546
Franklin Resources, Inc.(b)	828	22,306
Futu Holdings Ltd., ADR(a)	420	21,777
GCM Grosvenor, Inc., Class A	5,205	40,651
Goldman Sachs Group, Inc.	1,160	379,448
Haitong Securities Co. Ltd., Class H	128,800	80,400
Hamilton Lane, Inc., Class A	4,718	349,038
Hargreaves Lansdown PLC	2,544	25,202
HDFC Asset Management Co. Ltd.(c)	4,293	89,214
Hong Kong Exchanges & Clearing Ltd.	3,600	159,569
Houlihan Lokey, Inc.	5,959	521,353
Interactive Brokers Group, Inc., Class A	275	22,704
Intercontinental Exchange, Inc.	5,916	616,980
Janus Henderson Group PLC	579	15,425
Japan Exchange Group, Inc.	3,200	48,940
Jefferies Financial Group, Inc.	674	21,393
Julius Baer Group Ltd.	1,376	93,992
KKR & Co., Inc.(b)	964	50,629
Lazard Ltd., Class A	284	9,403
London Stock Exchange Group PLC	1,375	133,553
LPL Financial Holdings, Inc.	2,267	458,841
Macquarie Group Ltd.	1,319	156,169
MarketAxess Holdings, Inc.	186	72,780
Moelis & Co., Class A	8,797	338,157
Moody’s Corp.	670	205,033
Morgan Stanley(b)	4,874	427,937
Morningstar, Inc.	80	16,242
MSCI, Inc.	309	172,944
Nasdaq, Inc.	1,456	79,600
Nomura Holdings, Inc.	15,500	59,757
Northern Trust Corp.	629	55,434
Open Lending Corp., Class A(a)	22,937	161,476
Partners Group Holding AG	117	110,182
PJT Partners, Inc., Class A	1,475	106,480
Raymond James Financial, Inc.(b)	1,359	126,754

Security	Shares	Value

Capital Markets (continued)
Robinhood Markets, Inc., Class A(a)	1,903	$18,478
S&P Global, Inc.	5,430	1,872,101
SBI Holdings, Inc.	2,800	55,608
Schroders PLC	14,658	83,587
Silvercrest Asset Management Group, Inc., Class A	2,743	49,868
SooChow Securities Co. Ltd., Class A	317,100	319,209
St. James’s Place PLC	3,747	56,225
State Street Corp.	1,369	103,620
StepStone Group, Inc., Class A	9,428	228,818
Stifel Financial Corp.	6,545	386,744
StoneX Group, Inc.(a)	777	80,443
T Rowe Price Group, Inc.(b)	950	107,255
Tradeweb Markets, Inc., Class A	3,159	249,624
UBS Group AG, Registered Shares	12,253	259,283
Victory Capital Holdings, Inc., Class A	8,759	256,376
Virtu Financial, Inc., Class A	301	5,689
Virtus Investment Partners, Inc.	995	189,438

		16,274,276

Chemicals — 2.1%
AdvanSix, Inc.	1,650	63,145
Air Liquide SA	1,160	194,171
Air Products & Chemicals, Inc.	1,875	538,519
Akzo Nobel NV	1,129	88,304
Albemarle Corp.	1,732	382,841
Arkema SA	761	75,139
Ashland, Inc.	173	17,769
Asian Paints Ltd.	12,498	421,079
Avient Corp.	5,519	227,162
Axalta Coating Systems Ltd.(a)	698	21,142
BASF SE	2,409	126,469
Cabot Corp.	5,523	423,283
Celanese Corp.	1,672	182,064
CF Industries Holdings, Inc.	2,691	195,071
Chemours Co.	503	15,060
Clariant AG, Registered Shares	4,355	72,247
Coromandel International Ltd.	27,064	290,214
Corteva, Inc.	5,823	351,185
Croda International PLC	1,090	87,607
Dow, Inc.	5,997	328,755
DuPont de Nemours, Inc.	4,706	337,750
Eastman Chemical Co.	1,311	110,570
Ecolab, Inc.	15,739	2,605,277
Ecovyst, Inc.(a)	4,791	52,940
Element Solutions, Inc.	763	14,733
EMS-Chemie Holding AG, Registered Shares	107	88,449
FMC Corp.	9,732	1,188,569
Fufeng Group Ltd.	107,000	61,641
Ginkgo Bioworks Holdings, Inc.(a)	2,810	3,737
Givaudan SA, Registered Shares	34	110,663
Hawkins, Inc.	3,497	153,099
HB Fuller Co.	5,714	391,123
Huntsman Corp.	621	16,991
ICL Group Ltd.	7,464	50,573
Ingevity Corp.(a)	3,613	258,402
Innospec, Inc.	2,595	266,429
International Flavors & Fragrances, Inc.	3,906	359,196
Johnson Matthey PLC	871	21,354
KCC Corp.	1,995	341,805
Kolon Industries, Inc.	7,326	251,740
Linde PLC	2,802	995,943
Livent Corp.(a)	14,262	309,771
LSB Industries, Inc.(a)	8,809	90,997

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	2,488	$233,598
NewMarket Corp.	20	7,300
Nippon Paint Holdings Co. Ltd.	3,900	36,672
Nitto Denko Corp.	2,900	187,692
Olin Corp.	433	24,031
Orica Ltd.	2,290	23,657
Orion Engineered Carbons SA	5,265	137,364
Perimeter Solutions SA(a)	9,809	79,257
PhosAgro PJSC(d)	3,293	1
PPG Industries, Inc.	3,620	483,560
Quaker Chemical Corp.	1,767	349,778
RPM International, Inc.	1,210	105,560
Sasol Ltd., ADR	8,526	116,380
Saudi Basic Industries Corp.	65,123	1,571,520
Saudi Kayan Petrochemical Co.(a)	63,636	205,877
Scotts Miracle-Gro Co.(b)	138	9,624
Sensient Technologies Corp.	6,482	496,262
Shanghai Putailai New Energy Technology Co. Ltd., Class A	14,800	107,708
Shenzhen Senior Technology Material Co. Ltd., Class A	36,000	100,776
Sherwin-Williams Co.	2,998	673,860
Shin-Etsu Chemical Co. Ltd.	3,000	97,383
Sika AG, Registered Shares	361	101,259
Sociedad Quimica y Minera de Chile SA, ADR	6,891	558,584
Stepan Co.	3,855	397,181
Symrise AG	440	47,882
Toray Industries, Inc.	3,300	18,878
Trinseo PLC	3,816	79,564
Valvoline, Inc.	586	20,475
Westlake Corp.(b)	584	67,732
Yara International ASA	1,443	62,714

		18,585,107

Commercial Services & Supplies — 0.4%
ACCO Brands Corp.	28,446	151,333
BrightView Holdings, Inc.(a)	11,720	65,866
Brink’s Co.	861	57,515
CECO Environmental Corp.(a)	3,541	49,539
Cimpress PLC(a)	2,623	114,940
Cintas Corp.	2,713	1,255,251
Clean Harbors, Inc.(a)	171	24,378
Copart, Inc.(a)	1,096	82,430
CoreCivic, Inc.(a)	17,225	158,470
Dai Nippon Printing Co. Ltd.	1,300	36,398
Driven Brands Holdings, Inc.(a)	184	5,577
GEO Group, Inc.(a)	4,751	37,485
Healthcare Services Group, Inc.	14,887	206,483
HNI Corp.	4,871	135,609
Interface, Inc.	7,714	62,638
Kimball International, Inc., Class B	16,514	204,774
Li-Cycle Holdings Corp.(a)	13,067	73,567
MSA Safety, Inc.	124	16,554
Ritchie Bros Auctioneers, Inc.	234	13,172
S-1 Corp., Series S-1	1,665	70,761
Saudi Airlines Catering Co.(a)	4,611	105,763
Secom Co. Ltd.	1,400	86,279
Steelcase, Inc., Class A	16,390	138,004
Stericycle, Inc.(a)	314	13,693
Tetra Tech, Inc.	2,538	372,857

Security	Shares	Value

Commercial Services & Supplies (continued)
Toppan, Inc.	1,200	$24,086
Viad Corp.(a)	3,169	66,042
Waste Management, Inc.	644	105,081

		3,734,545

Communications Equipment — 0.6%
Accton Technology Corp.	29,000	304,794
Applied Optoelectronics, Inc.(a)	8,336	18,423
Arcadyan Technology Corp.	22,000	77,292
BYD Electronic International Co. Ltd.	30,000	93,363
Calix, Inc.(a)	6,788	363,769
Ciena Corp.(a)	488	25,630
Cisco Systems, Inc.	648	33,874
CommScope Holding Co., Inc.(a)	4,744	30,219
Digi International, Inc.(a)	5,294	178,302
Extreme Networks, Inc.(a)	18,763	358,749
Infinera Corp.(a)	9,049	70,220
Juniper Networks, Inc.	55,730	1,918,227
Lumentum Holdings, Inc.(a)	231	12,476
NETGEAR, Inc.(a)	7,159	132,513
NetScout Systems, Inc.(a)	3,907	111,935
PCL Technologies, Inc.	23,000	87,909
Sercomm Corp.	91,000	284,551
Ubiquiti, Inc.	15	4,075
Viasat, Inc.(a)	242	8,189
Wistron NeWeb Corp.	220,000	750,758
ZTE Corp., Class H	27,400	80,306

		4,945,574

Construction & Engineering — 1.0%
AECOM	21,302	1,796,185
Ameresco, Inc., Class A(a)	2,222	109,367
API Group Corp.(a)	21,824	490,603
Arcosa, Inc.	4,132	260,771
China Railway Group Ltd., Class H	315,000	192,225
Comfort Systems USA, Inc.	5,080	741,477
Daewoo Engineering & Construction Co. Ltd.(a)	89,001	276,581
Dycom Industries, Inc.(a)	3,402	318,597
Eiffage SA	734	79,430
EMCOR Group, Inc.	8,997	1,462,822
Fluor Corp.(a)	10,753	332,375
Gamuda Bhd	252,700	234,139
GS Engineering & Construction Corp.	40,065	639,806
Larsen & Toubro Ltd.	15,070	397,792
MasTec, Inc.(a)	198	18,699
Matrix Service Co.(a)	9,863	53,260
MDU Resources Group, Inc.	691	21,062
MYR Group, Inc.(a)	3,034	382,314
Primoris Services Corp.	9,754	240,534
Skanska AB, B Shares	2,549	39,042
Sterling Infrastructure, Inc.(a)	7,297	276,410
Tutor Perini Corp.(a)	11,530	71,140
Valmont Industries, Inc.(b)	71	22,669
Vinci SA	1,730	198,331
WillScot Mobile Mini Holdings Corp.(a)	695	32,582

		8,688,213

Construction Materials — 0.1%
ACC Ltd.	1,899	38,648
Ambuja Cements Ltd.	17,214	76,858
Anhui Conch Cement Co. Ltd., Class H	71,000	246,016
Cemex SAB de CV, ADR(a)	33,669	186,190

7

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials (continued)
CRH PLC	2,280	$115,186
Dalmia Bharat Ltd.	14,466	347,470
Eagle Materials, Inc.	123	18,050
Holcim AG, Registered Shares	616	39,727
Summit Materials, Inc., Class A(a)	7,163	204,074
Vulcan Materials Co.	256	43,919

		1,316,138

Consumer Finance — 0.7%
American Express Co.	16,571	2,733,386
Bajaj Finance Ltd.	7,145	490,252
Capital One Financial Corp.	1,409	135,489
Credit Acceptance Corp.(a)(b)	23	10,029
Discover Financial Services	1,086	107,340
Enova International, Inc.(a)	10,071	447,455
Ezcorp, Inc., Class A(a)	19,619	168,723
FirstCash Holdings, Inc.	4,915	468,744
Isracard Ltd.	1	4
LendingClub Corp.(a)	10,883	78,466
LendingTree, Inc.(a)	3,812	101,628
Mahindra and Mahindra Financial Services Ltd.	84,300	238,426
Navient Corp.	4,568	73,042
Nelnet, Inc., Class A	1,640	150,700
OneMain Holdings, Inc.(b)	375	13,905
Oportun Financial Corp.(a)	3,212	12,398
PROG Holdings, Inc.(a)	6,120	145,595
Regional Management Corp.	4,214	109,943
SLM Corp.	835	10,346
SoFi Technologies, Inc.(a)	2,602	15,794
Synchrony Financial	16,671	484,793

		5,996,458

Consumer Staples Distribution & Retail — 1.1%
Aeon Co. Ltd.	1,800	34,921
Albertsons Cos., Inc., Class A	557	11,575
Andersons, Inc.	3,260	134,703
BJ’s Wholesale Club Holdings, Inc.(a)	439	33,395
Carrefour SA	3,681	74,421
Casey’s General Stores, Inc.	53	11,472
Cia Brasileira de Distribuicao	40,675	118,210
Coles Group Ltd.	3,301	39,885
Costco Wholesale Corp.	1,434	712,512
Dino Polska SA(a)(c)	1,115	101,276
Dollar General Corp.	896	188,572
Dollar Tree, Inc.(a)	716	102,782
Grocery Outlet Holding Corp.(a)	289	8,167
GS Retail Co. Ltd.	10,551	230,205
J Sainsbury PLC	14,296	49,195
JD Health International, Inc.(a)(c)	20,950	155,859
Jeronimo Martins SGPS SA	996	23,353
Kesko OYJ, B Shares	3,747	80,528
Kroger Co.	1,876	92,618
Migros Ticaret A/S(a)	66,248	579,082
Performance Food Group Co.(a)	1,904	114,887
President Chain Store Corp.	60,000	531,750
PriceSmart, Inc.	2,848	203,575
SpartanNash Co.	4,580	113,584
Sprouts Farmers Market, Inc.(a)	10,216	357,867
Sun Art Retail Group Ltd.	499,000	200,081
Sysco Corp.	699	53,984
Target Corp.	1,478	244,801
U.S. Foods Holding Corp.(a)	661	24,417
United Natural Foods, Inc.(a)	7,607	200,445

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
Wal-Mart de Mexico SAB de CV	444,013	$1,774,820
Walmart, Inc.	24,532	3,617,243
Woolworths Group Ltd.	3,049	77,514

		10,297,699

Containers & Packaging — 0.4%
Amcor PLC	22,573	256,881
AptarGroup, Inc.	215	25,411
Ardagh Group SA(a)	56	374
Ardagh Metal Packaging SA	376	1,534
Avery Dennison Corp.	484	86,602
Ball Corp.	3,352	184,729
Berry Global Group, Inc.	417	24,561
Crown Holdings, Inc.(b)	2,333	192,962
Graphic Packaging Holding Co.	967	24,649
Greif, Inc., Class A	1,290	81,747
International Paper Co.	37,570	1,354,774
Myers Industries, Inc.	1,896	40,631
O-I Glass, Inc.(a)	4,388	99,652
Packaging Corp. of America(b)	4,020	558,097
Sealed Air Corp.	933	42,834
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	69,700	282,629
SIG Group AG	1,717	44,235
Silgan Holdings, Inc.	287	15,403
Smurfit Kappa Group PLC	1,123	40,731
Sonoco Products Co.	319	19,459
Westrock Co.	3,431	104,543

		3,482,438

Distributors — 0.1%
Genuine Parts Co.	3,185	532,882
LKQ Corp.	998	56,647
Pool Corp.	66	22,601

		612,130

Diversified Consumer Services — 0.3%
2U, Inc.(a)	12,988	88,968
ADT, Inc.(b)	444	3,210
American Public Education, Inc.(a)	3,863	20,938
Bright Horizons Family Solutions, Inc.(a)	206	15,860
Chegg, Inc.(a)	15,910	259,333
Cogna Educacao(a)	1,140,736	420,874
Duolingo, Inc.(a)	2,370	337,938
Frontdoor, Inc.(a)	8,438	235,251
Grand Canyon Education, Inc.(a)	107	12,187
H&R Block, Inc.	564	19,881
Laureate Education, Inc., Class A	38,218	449,444
Mister Car Wash, Inc.(a)	263	2,267
New Oriental Education & Technology Group, Inc.(a)	43,200	165,782
OneSpaWorld Holdings Ltd.(a)	9,755	116,962
Service Corp. International	513	35,284
Stride, Inc.(a)	4,289	168,343
Udemy, Inc.(a)	2,050	18,102
Universal Technical Institute, Inc.(a)	5,992	44,221

		2,414,845

Diversified REITs — 0.2%
Alexander & Baldwin, Inc.	4,635	87,648
Alpine Income Property Trust, Inc.	3,002	50,524
American Assets Trust, Inc.	24,348	452,629
Armada Hoffler Properties, Inc.	10,114	119,446
British Land Co. PLC	6,441	30,895
Broadstone Net Lease, Inc.	22,659	385,430
Daiwa House REIT Investment Corp.	19	38,931

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified REITs (continued)
Empire State Realty Trust, Inc., Class A	11,000	$71,390
Essential Properties Realty Trust, Inc.	12,117	301,108
Land Securities Group PLC	3,870	29,708
Nomura Real Estate Master Fund, Inc.	22	24,653

		1,592,362

Diversified Telecommunication Services — 0.5%
Bandwidth, Inc., Class A(a)	8,467	128,698
China Tower Corp. Ltd., Class H(c)	1,456,000	176,220
Chunghwa Telecom Co. Ltd.	102,000	400,951
Chunghwa Telecom Co. Ltd., ADR	1,780	69,598
Cogent Communications Holdings, Inc.	1,549	98,702
EchoStar Corp., Class A(a)	8,504	155,538
Emirates Telecommunications Group Co. PJSC	105,022	631,019
Frontier Communications Parent, Inc.(a)	818	18,626
Hellenic Telecommunications Organization SA	24,553	359,599
IDT Corp., Class B(a)	4,971	169,412
Iridium Communications, Inc.	7,727	478,533
KT Corp.	14,489	327,592
KT Corp., ADR(a)	2,202	24,971
LG Uplus Corp.	41,317	344,222
Liberty Latin America Ltd., Class A(a)	7,988	66,380
Liberty Latin America Ltd., Class C(a)	15,131	124,982
Ooma, Inc.(a)	12,036	150,570
Ooredoo QPSC	72,507	185,672
Orange Polska SA	126,783	201,088
Radius Global Infrastructure, Inc., Class A(a)	4,557	66,851
Saudi Telecom Co.	15,162	162,173
Telefonica Brasil SA	20,805	158,692
Telefonica Brasil SA, ADR	19,288	146,010
Telekom Malaysia Bhd	78,500	87,257
Turk Telekomunikasyon A/S	125,321	109,048

		4,842,404

Electric Utilities — 1.0%
Acciona SA	175	35,112
Adani Transmission Ltd.(a)	8,075	97,700
ALLETE, Inc.	5,883	378,689
Alliant Energy Corp.	1,939	103,543
American Electric Power Co., Inc.	3,789	344,761
Avangrid, Inc.(b)	196	7,816
BKW AG	213	33,477
CEZ A/S	9,396	456,342
Cia Energetica de Minas Gerais, ADR	76,308	170,930
Cia Paranaense de Energia, Class B, Preference Shares	72,050	98,655
CLP Holdings Ltd.	6,000	43,357
Constellation Energy Corp.	2,952	231,732
CPFL Energia SA	21,909	136,811
Duke Energy Corp.	4,089	394,466
Edison International	3,270	230,829
EDP - Energias de Portugal SA	8,753	47,694
Endesa SA	3,885	84,381
Enel SpA	27,892	170,112
Entergy Corp.	1,749	188,437
Evergy, Inc.	15,888	971,074
Eversource Energy	1,908	149,320
Exelon Corp.	7,911	331,392
FirstEnergy Corp.	4,752	190,365
Fortum OYJ	1,260	19,301
Hawaiian Electric Industries, Inc.	356	13,670
Iberdrola SA	20,846	259,695
IDACORP, Inc.	20	2,167
Inter RAO UES PJSC(a)(d)	5,347,154	689

Security	Shares	Value

Electric Utilities (continued)
Kansai Electric Power Co., Inc.	2,300	$22,363
Korea Electric Power Corp.(a)	6,633	91,924
Manila Electric Co.	12,150	69,630
NextEra Energy, Inc.	14,857	1,145,177
NRG Energy, Inc.(b)	7,075	242,602
OGE Energy Corp.	274	10,319
Origin Energy Ltd.	6,587	36,684
Orsted A/S(c)	581	49,541
PG&E Corp.(a)	18,054	291,933
Pinnacle West Capital Corp.	170	13,471
Portland General Electric Co.	12,836	627,552
Power Assets Holdings Ltd.	7,000	37,554
PPL Corp.	12,706	353,100
Red Electrica Corp. SA	138	2,428
Southern Co.	3,929	273,380
SSE PLC	6,051	135,021
Tenaga Nasional Bhd	190,000	397,604
Terna - Rete Elettrica Nazionale	4,347	35,677
Verbund AG	196	17,049
Xcel Energy, Inc.	3,387	228,419

		9,273,945

Electrical Equipment — 0.9%
ABB India Ltd.	6,407	262,874
ABB Ltd., Registered Shares	7,259	249,721
Acuity Brands, Inc.	111	20,283
Amara Raja Batteries Ltd.	35,542	251,134
AMETEK, Inc.	4,204	610,967
Array Technologies, Inc.(a)	8,953	195,892
Atkore, Inc.(a)	5,021	705,350
Bloom Energy Corp., Class A(a)	21,976	437,982
ChargePoint Holdings, Inc.(a)(b)	687	7,193
Contemporary Amperex Technology Co. Ltd., Class A .	15,300	905,472
Eaton Corp. PLC(b)	4,633	793,818
Emerson Electric Co.	528	46,010
Encore Wire Corp.	1,080	200,156
EnerSys	2,458	213,551
Eve Energy Co. Ltd., Class A	10,500	106,616
GrafTech International Ltd.	8,091	39,322
Mitsubishi Electric Corp.	4,400	52,581
NEXTracker, Inc., Class A(a)	3,956	143,445
Nidec Corp.	1,500	78,061
nVent Electric PLC	552	23,703
Polycab India Ltd.	17,479	614,394
Regal Rexnord Corp.	1,010	142,137
Schneider Electric SE	1,518	253,694
Shoals Technologies Group, Inc., Class A(a)	12,538	285,741
Siemens Energy AG(a)	803	17,707
SunPower Corp.(a)	15,572	215,517
Sunrun, Inc.(a)(b)	4,574	92,166
Sunwoda Electronic Co. Ltd., Class A	37,200	109,186
Suzhou Maxwell Technologies Co. Ltd., Class A	5,300	235,203
Teco Electric and Machinery Co., Ltd.	278,000	388,891
Thermon Group Holdings, Inc.(a)	4,328	107,854
TPI Composites, Inc.(a)	5,625	73,406
Vertiv Holdings Co.	1,101	15,755
Vestas Wind Systems A/S	2,057	59,950
Vicor Corp.(a)	682	32,013
WEG SA	25,937	207,508

		8,195,253

Electronic Equipment, Instruments & Components — 1.8%
Advanced Energy Industries, Inc.	3,038	297,724
Amphenol Corp., Class A	4,850	396,342

9

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Avnet, Inc.	310	$14,012
Badger Meter, Inc.	1,419	172,863
Belden, Inc.	7,543	654,506
Benchmark Electronics, Inc.	12,133	287,431
Chroma ATE, Inc.	59,000	344,973
Coherent Corp.(a)	1,705	64,926
Corning, Inc.	3,633	128,172
Delta Electronics, Inc.	130,000	1,289,813
ePlus, Inc.(a)	5,572	273,251
Fabrinet(a)	4,919	584,180
Flex Ltd.(a)	74,744	1,719,859
FLEXium Interconnect, Inc.	75,000	244,721
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	80,200	239,794
Hirose Electric Co. Ltd.	600	78,496
Hon Hai Precision Industry Co. Ltd.	606,000	2,074,335
Ibiden Co. Ltd.	1,400	56,145
Insight Enterprises, Inc.(a)	6,549	936,245
IPG Photonics Corp.(a)	113	13,934
Jabil, Inc.	477	42,052
Keyence Corp.	600	294,065
Kingboard Holdings Ltd.	25,000	76,870
Largan Precision Co. Ltd.	2,000	143,388
Lens Technology Co. Ltd., Class A	128,400	252,403
Littelfuse, Inc.	80	21,447
Luxshare Precision Industry Co. Ltd., Class A	60,400	266,764
Mirion Technologies, Inc.(a)	5,653	48,277
Murata Manufacturing Co. Ltd.	1,600	97,512
Napco Security Technologies, Inc.(a)	4,679	175,837
National Instruments Corp.	437	22,903
Omron Corp.	1,200	70,232
OSI Systems, Inc.(a)	3,627	371,260
PC Connection, Inc.	7,068	317,777
Plexus Corp.(a)	2,482	242,169
Primax Electronics Ltd.	288,000	572,676
Samsung SDI Co. Ltd.	528	299,924
Sanmina Corp.(a)	17,151	1,046,040
ScanSource, Inc.(a)	11,243	342,237
Shimadzu Corp.	1,300	40,810
Simplo Technology Co. Ltd.	29,000	289,282
Sinbon Electronics Co. Ltd.	12,000	134,789
Sunny Optical Technology Group Co. Ltd.	25,500	307,699
TD SYNNEX Corp.	2,122	205,388
TDK Corp.	4,300	154,353
Venture Corp. Ltd.	2,500	33,274
Vishay Precision Group, Inc.(a)	696	29,065
Vontier Corp.	541	14,791
Yokogawa Electric Corp.	1,600	26,054

		15,811,060

Energy Equipment & Services — 0.5%
Archrock, Inc.	8,294	81,032
Baker Hughes Co.	2,032	58,644
Borr Drilling Ltd.(a)	31,741	240,597
Cactus, Inc., Class A	3,914	161,374
ChampionX Corp.	18,904	512,865
China Oilfield Services Ltd., Class H	52,000	53,456
Halliburton Co.(b)	12,598	398,601
Helix Energy Solutions Group, Inc.(a)	21,289	164,777
Helmerich & Payne, Inc.	18,792	671,814
Liberty Energy, Inc., Class A	39,675	508,237
Nabors Industries Ltd.(a)	1,491	181,768
Natural Gas Services Group, Inc.(a)	3,703	38,178

Security	Shares	Value

Energy Equipment & Services (continued)
Newpark Resources, Inc.(a)	5,681	$21,872
NOV, Inc.	1,342	24,840
Oceaneering International, Inc.(a)	6,457	113,837
Oil States International, Inc.(a)	12,404	103,325
Patterson-UTI Energy, Inc.	41,411	484,509
ProPetro Holding Corp.(a)	44,915	322,939
RPC, Inc.	8,450	64,980
Schlumberger NV	2,963	145,483
Smart Sand, Inc.(a)	600	1,056
Tenaris SA	1,871	26,511
U.S. Silica Holdings, Inc.(a)	18,151	216,723

		4,597,418

Entertainment — 0.6%
Activision Blizzard, Inc.	3,382	289,465
Alibaba Pictures Group Ltd.(a)	2,010,000	130,588
AMC Entertainment Holdings, Inc., Class A(a)(b)	3,622	18,146
Bilibili, Inc., Class Z(a)	3,880	91,297
Capcom Co. Ltd.	700	25,053
Cinemark Holdings, Inc.(a)	13,574	200,760
CJ ENM Co. Ltd.(a)	4,322	286,433
Electronic Arts, Inc.	1,011	121,775
Eros Media World PLC(a)	1,711	171
Gaia, Inc.(a)	4,042	11,196
IMAX Corp.(a)	1,660	31,839
Kingsoft Corp. Ltd.	38,800	190,738
Koei Tecmo Holdings Co. Ltd.	1,200	21,688
Konami Group Corp.	200	9,180
Liberty Media Corp.-Liberty Formula One, Class A(a)	71	4,793
Lions Gate Entertainment Corp., Class A(a)	11,787	130,482
Lions Gate Entertainment Corp., Class B(a)	9,623	99,887
Madison Square Garden Sports Corp.	64	12,470
Marcus Corp.	7,314	117,024
NetEase, Inc.	78,155	1,379,660
Netflix, Inc.(a)	1,831	632,574
Nexon Co. Ltd.	1,300	31,042
Nintendo Co. Ltd.	3,600	139,830
Playtika Holding Corp.(a)	311	3,502
ROBLOX Corp., Class A(a)	4,479	201,465
Sciplay Corp., Class A(a)	1,249	21,183
Sea Ltd., ADR(a)(b)	1,138	98,494
Spotify Technology SA(a)	458	61,198
Square Enix Holdings Co. Ltd.	400	19,222
Take-Two Interactive Software, Inc.(a)	597	71,222
Tencent Music Entertainment Group, ADR(a)	13,672	113,204
Universal Music Group NV	1,164	29,419
Walt Disney Co.(a)	4,255	426,053
Warner Bros Discovery, Inc., Class A(a)	10,696	161,510
World Wrestling Entertainment, Inc., Class A(b)	147	13,415

		5,195,978

Financial Services — 2.2%
Adyen NV(a)(c)	35	55,770
Apollo Global Management, Inc.(b)	1,936	122,278
AvidXchange Holdings, Inc.(a)	21,502	167,716
Bajaj Finserv Ltd.	11,700	181,026
Berkshire Hathaway, Inc., Class B(a)	9,577	2,957,090
Block, Inc.(a)	2,430	166,819
Burford Capital Ltd.	2,998	33,158
Chailease Holding Co. Ltd.	38,050	279,833
Edenred	2,086	123,459
Essent Group Ltd.	25,272	1,012,144
Eurazeo SE	163	11,602

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Euronet Worldwide, Inc.(a)	167	$18,687
Federal Agricultural Mortgage Corp., Class C	3,557	473,757
Fidelity National Information Services, Inc.	2,340	127,132
FirstRand Ltd.	379,979	1,287,900
Fiserv, Inc.(a)	2,037	230,242
FleetCor Technologies, Inc.(a)	140	29,519
Flywire Corp.(a)	5,177	151,997
Global Payments, Inc.	936	98,505
GMO Payment Gateway, Inc.	400	34,631
Housing Development Finance Corp. Ltd.	46,460	1,489,881
Industrivarden AB, A Shares	983	26,568
Industrivarden AB, C Shares	1,858	50,100
Investor AB, A Shares	2,194	44,768
Investor AB, B Shares	7,546	150,321
Jack Henry & Associates, Inc.	149	22,457
Jackson Financial, Inc., Class A	7,846	293,519
L E Lundbergforetagen AB, B Shares	1,109	50,224
L&T Finance Holdings Ltd.	107,938	108,146
M&G PLC	13,903	34,077
Marqeta, Inc., Class A(a)	58,350	266,659
Mastercard, Inc., Class A	7,546	2,742,292
Merchants Bancorp	2,847	74,136
MGIC Investment Corp.	1,007	13,514
Mitsubishi HC Capital, Inc.	8,700	44,819
MoneyGram International, Inc.(a)	2,323	24,206
Mr. Cooper Group, Inc.(a)	1,078	44,166
Nexi SpA(a)(c)	11,077	90,024
NMI Holdings, Inc., Class A(a)	12,586	281,045
ORIX Corp.	6,200	102,226
Payoneer Global, Inc.(a)	24,004	150,745
PayPal Holdings, Inc.(a)	24,696	1,875,414
Paysafe Ltd.(a)	7,072	122,133
Radian Group, Inc.	10,460	231,166
Remitly Global, Inc.(a)	5,944	100,751
Repay Holdings Corp.(a)	16,651	109,397
Rocket Cos., Inc., Class A(a)(b)	379	3,434
Shift4 Payments, Inc., Class A(a)	147	11,143
StoneCo Ltd., Class A(a)	51,883	494,964
TFS Financial Corp.(b)	169	2,134
Toast, Inc., Class A(a)	1,734	30,778
UWM Holdings Corp.(b)	294	1,444
Visa, Inc., Class A(b)	11,813	2,663,359
Voya Financial, Inc.	332	23,725
Walker & Dunlop, Inc.	704	53,624
Western Union Co.	1,034	11,529
WEX, Inc.(a)	377	69,327
Worldline SA(a)(c)	2,541	107,989

		19,579,469

Food Products — 1.3%
Almarai Co. JSC	22,951	345,783
Archer-Daniels-Midland Co.	29,316	2,335,313
Associated British Foods PLC	2,313	55,507
AVI Ltd.	55,562	220,076
BRF SA(a)	134,962	165,359
BRF SA, ADR(a)	102,976	131,809
Bunge Ltd.	344	32,859
Cal-Maine Foods, Inc.	5,736	349,265
Campbell Soup Co.	547	30,074
China Mengniu Dairy Co. Ltd.	110,000	450,939
Chocoladefabriken Lindt & Spruengli AG	2	23,621
COFCO Joycome Foods Ltd.	490,000	129,360
Conagra Brands, Inc.	1,813	68,096

Security	Shares	Value

Food Products (continued)
Danone SA	1,182	$73,548
Darling Ingredients, Inc.(a)	945	55,188
Flowers Foods, Inc.	613	16,802
Fresh Del Monte Produce, Inc.	4,715	141,969
Freshpet, Inc.(a)(b)	154	10,193
General Mills, Inc.	2,672	228,349
Hain Celestial Group, Inc.(a)	7,268	124,646
Hershey Co.	1,182	300,713
Hormel Foods Corp.	1,081	43,110
Hostess Brands, Inc.(a)	19,320	480,682
Ingredion, Inc.	215	21,872
J & J Snack Foods Corp.	406	60,177
J M Smucker Co.	233	36,667
Kellogg Co.	5,947	398,211
Kerry Group PLC, Class A	317	31,613
Kraft Heinz Co.	2,972	114,927
Lamb Weston Holdings, Inc.	1,104	115,390
Lancaster Colony Corp.	2,546	516,532
Lifecore Biomedical, Inc.(a)	9,812	37,040
McCormick & Co., Inc.	1,217	101,267
MEIJI Holdings Co. Ltd.	1,200	28,540
Mondelez International, Inc., Class A	4,236	295,334
Nestle India Ltd.	1,783	428,111
Nestle SA, Registered Shares	6,490	791,329
Pilgrim’s Pride Corp.(a)	160	3,709
Post Holdings, Inc.(a)	183	16,446
PPB Group Bhd	23,700	88,945
Sao Martinho SA	17,494	93,261
Seaboard Corp.	1	3,770
Simply Good Foods Co.(a)	11,944	475,013
Sovos Brands, Inc.(a)	7,898	131,739
SunOpta, Inc.(a)	15,776	121,475
Tiger Brands Ltd.	17,857	201,106
Tingyi Cayman Islands Holding Corp.	50,000	83,673
TreeHouse Foods, Inc.(a)	5,332	268,893
Tyson Foods, Inc., Class A	3,524	209,044
Uni-President Enterprises Corp.	168,000	397,150
Universal Robina Corp.	65,650	174,430
Utz Brands, Inc.	2,845	46,857
Vital Farms, Inc.(a)	11,281	172,599
Want Want China Holdings Ltd.	162,000	104,229
Yakult Honsha Co. Ltd.	400	29,064

		11,411,674

Gas Utilities — 0.5%
Adani Total Gas Ltd.	7,962	83,961
APA Group	4,810	32,675
Beijing Enterprises Holdings Ltd.	64,000	230,373
Brookfield Infrastructure Corp., Class A	13,298	612,506
China Gas Holdings Ltd.	87,800	123,617
ENN Energy Holdings Ltd.	29,200	399,835
ENN Natural Gas Co. Ltd.	51,300	155,623
Hong Kong & China Gas Co. Ltd.	31,380	27,627
Korea Gas Corp.(a)	11,812	246,266
Kunlun Energy Co. Ltd.	374,000	291,993
National Fuel Gas Co.(b)	287	16,571
Naturgy Energy Group SA	1,714	51,597
New Jersey Resources Corp.	19,034	1,012,609
Northwest Natural Holding Co.	533	25,349
ONE Gas, Inc.	2,940	232,936
Osaka Gas Co. Ltd.	1,300	21,354
Perusahaan Gas Negara Tbk PT	3,593,100	331,688
Snam SpA	7,008	37,157

11

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
Spire, Inc.	4,873	$341,792
Tokyo Gas Co. Ltd.	1,500	28,198

		4,303,727

Ground Transportation — 0.4%
ArcBest Corp.	2,555	236,133
Avis Budget Group, Inc.(a)	88	17,142
Central Japan Railway Co.	500	59,660
Covenant Logistics Group, Inc.	6,164	218,329
CSX Corp.	7,529	225,418
East Japan Railway Co.	900	49,807
Grab Holdings Ltd., Class A(a)(b)	17,766	53,476
Hankyu Hanshin Holdings, Inc.	1,600	47,443
Hertz Global Holdings, Inc.(a)	623	10,149
JB Hunt Transport Services, Inc.	260	45,620
Keisei Electric Railway Co. Ltd.(b)	600	18,481
Kintetsu Group Holdings Co. Ltd.	600	19,328
Landstar System, Inc.(b)	122	21,870
Lyft, Inc., Class A(a)	10,344	95,889
Marten Transport Ltd.	8,369	175,331
MTR Corp. Ltd.	7,000	33,784
Norfolk Southern Corp.	1,858	393,896
Old Dominion Freight Line, Inc.	468	159,513
RXO, Inc.(a)	332	6,520
Ryder System, Inc.	536	47,833
Saia, Inc.(a)	2,073	564,022
Schneider National, Inc., Class B	3,709	99,216
Tobu Railway Co. Ltd.	800	19,153
Tokyu Corp.	3,500	46,592
TuSimple Holdings, Inc., Class A(a)	5,992	8,808
Uber Technologies, Inc.(a)	9,961	315,764
Union Pacific Corp.	2,382	479,401
West Japan Railway Co.	1,000	41,192
XPO Logistics, Inc.(a)	332	10,591

		3,520,361

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	5,114	517,844
Accuray, Inc.(a)	30,280	89,932
Alcon, Inc.	1,539	109,250
Align Technology, Inc.(a)	283	94,562
Alphatec Holdings, Inc.(a)	1,750	27,300
AngioDynamics, Inc.(a)	9,493	98,158
Artivion, Inc.(a)	7,893	103,398
Asahi Intecc Co. Ltd.	1,000	17,668
AtriCure, Inc.(a)	6,577	272,617
Atrion Corp.	268	168,280
Avanos Medical, Inc.(a)	808	24,030
Axogen, Inc.(a)	3,418	32,300
Axonics, Inc.(a)	3,763	205,309
Baxter International, Inc.	917	37,194
Becton Dickinson and Co.	6,560	1,623,862
BioMerieux	304	32,047
Boston Scientific Corp.(a)	40,207	2,011,556
Cardiovascular Systems, Inc.(a)	3,619	71,873
Carl Zeiss Meditec AG	397	55,299
Cerus Corp.(a)	27,291	81,054
Cochlear Ltd.	196	31,203
Coloplast A/S, Class B	517	68,072
Cooper Cos., Inc.	95	35,469
Demant A/S(a)	509	17,798
Dexcom, Inc.(a)	1,270	147,549
Edwards Lifesciences Corp.(a)	1,865	154,291

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Embecta Corp.	5,039	$141,697
Enovis Corp.(a)	159	8,505
Envista Holdings Corp.(a)	554	22,648
EssilorLuxottica SA	1,076	194,027
Figs, Inc., Class A(a)	11,831	73,234
GE HealthCare Technologies, Inc.(a)	1,262	103,522
Glaukos Corp.(a)	517	25,902
Globus Medical, Inc., Class A(a)	250	14,160
Haemonetics Corp.(a)	4,825	399,269
Heska Corp.(a)	1,525	148,870
Hologic, Inc.(a)	643	51,890
Hoya Corp.	1,300	143,666
ICU Medical, Inc.(a)	68	11,217
IDEXX Laboratories, Inc.(a)	973	486,578
Inari Medical, Inc.(a)	2,568	158,548
Inogen, Inc.(a)	1,234	15,400
Inspire Medical Systems, Inc.(a)	2,320	543,042
Insulet Corp.(a)	224	71,447
Integer Holdings Corp.(a)	915	70,913
Integra LifeSciences Holdings Corp.(a)	248	14,238
Intuitive Surgical, Inc.(a)	1,101	281,272
iRhythm Technologies, Inc.(a)	1,830	226,975
Koninklijke Philips NV	1,000	18,367
Lantheus Holdings, Inc.(a)	5,838	481,985
LivaNova PLC(a)	10,977	478,378
Masimo Corp.(a)	169	31,187
Medtronic PLC	3,709	299,020
Merit Medical Systems, Inc.(a)	11,644	861,074
Nemaura Medical, Inc.(a)	2,006	1,755
Neogen Corp.(a)	15,162	280,800
Nevro Corp.(a)	7,923	286,416
NuVasive, Inc.(a)	6,799	280,867
Olympus Corp.	4,600	80,789
Omnicell, Inc.(a)	4,952	290,534
Orthofix Medical, Inc.(a)	4,815	80,651
Paragon 28, Inc.(a)	2,295	39,176
Penumbra, Inc.(a)	119	33,164
Pulmonx Corp.(a)	3,141	35,116
QuidelOrtho Corp.(a)	170	15,145
ResMed, Inc.(b)	1,913	418,928
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,700	213,212
Shockwave Medical, Inc.(a)	3,684	798,802
SI-BONE, Inc.(a)	4,220	83,007
Siemens Healthineers AG(c)	1,375	79,271
Silk Road Medical, Inc.(a)	806	31,539
Smith & Nephew PLC	2,971	41,298
Sonova Holding AG, Registered Shares	175	51,623
STAAR Surgical Co.(a)	5,275	337,336
STERIS PLC	184	35,196
Straumann Holding AG, Registered Shares	398	59,694
Stryker Corp.	1,056	301,456
Sysmex Corp.	700	45,942
Tactile Systems Technology, Inc.(a)	7,775	127,665
Tandem Diabetes Care, Inc.(a)	212	8,609
Terumo Corp.	3,000	81,136
Varex Imaging Corp.(a)	13,019	236,816
ViewRay, Inc.(a)	10,765	37,247
Zimmer Biomet Holdings, Inc.	351	45,349

		15,963,485

Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.(a)	292	21,097

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Accolade, Inc.(a)	8,627	$124,056
AdaptHealth Corp.(a)	7,701	95,723
Addus HomeCare Corp.(a)	1,198	127,898
Agilon Health, Inc.(a)(b)	572	13,585
Al Hammadi Holding	14,904	194,371
Alignment Healthcare, Inc.(a)	11,306	71,906
Amedisys, Inc.(a)	105	7,723
AMN Healthcare Services, Inc.(a)	6,108	506,720
Aveanna Healthcare Holdings, Inc.(a)	22,492	23,392
Bangkok Dusit Medical Services PCL, NVDR	1,517,700	1,310,209
Brookdale Senior Living, Inc.(a)	12,333	36,382
Bumrungrad Hospital PCL, NVDR	22,900	151,533
Cano Health, Inc.(a)	10,070	9,164
Cardinal Health, Inc.	2,371	179,010
Castle Biosciences, Inc.(a)	1,222	27,764
Centene Corp.(a)	1,376	86,977
Chemed Corp.(b)	51	27,425
Cigna Group	7,066	1,805,575
Clover Health Investments Corp.(a)	35,743	30,206
Community Health Systems, Inc.(a)	13,791	67,576
CorVel Corp.(a)	296	56,323
Cross Country Healthcare, Inc.(a)	5,342	119,233
CVS Health Corp.	30,742	2,284,438
Dr Sulaiman Al Habib Medical Services Group Co.	2,714	211,261
Elevance Health, Inc.	5,786	2,660,461
Encompass Health Corp.	321	17,366
Enhabit, Inc.(a)	3,493	48,588
Ensign Group, Inc.	7,968	761,263
Fleury SA	124,839	357,636
Fresenius Medical Care AG & Co. KGaA	738	31,294
Fresenius SE & Co. KGaA	953	25,734
Fulgent Genetics, Inc.(a)	3,293	102,807
Guardant Health, Inc.(a)	308	7,220
HealthEquity, Inc.(a)	9,360	549,526
Hims & Hers Health, Inc.(a)	15,541	154,167
Humana, Inc.	356	172,824
IHH Healthcare Bhd	168,100	218,972
Invitae Corp.(a)	36,572	49,372
Joint Corp.(a)	1,293	21,761
Life Healthcare Group Holdings Ltd.	154,477	167,361
LifeStance Health Group, Inc.(a)	3,874	28,784
ModivCare, Inc.(a)	694	58,352
Molina Healthcare, Inc.(a)	91	24,342
National HealthCare Corp.	1,361	79,033
NeoGenomics, Inc.(a)	14,045	244,523
Oak Street Health, Inc.(a)	336	12,996
OPKO Health, Inc.(a)	54,880	80,125
Option Care Health, Inc.(a)	25,439	808,197
Owens & Minor, Inc.(a)	1,479	21,519
PetIQ, Inc.(a)	4,886	55,896
Premier, Inc., Class A	386	12,495
Privia Health Group, Inc.(a)	11,435	315,720
Progyny, Inc.(a)	13,931	447,464
Qualicorp Consultoria e Corretora de Seguros SA	192,599	139,838
R1 RCM, Inc.(a)	1,855	27,825
RadNet, Inc.(a)	991	24,805
Ramsay Health Care Ltd.	812	36,283
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	121,300	226,523
Sonic Healthcare Ltd.	814	19,083

Security	Shares	Value

Health Care Providers & Services (continued)
Surgery Partners, Inc.(a)	4,045	$139,431
Tenet Healthcare Corp.(a)	364	21,629
UnitedHealth Group, Inc.	8,249	3,898,395

		19,659,157

Health Care REITs — 0.0%
Omega Healthcare Investors, Inc.(b)	800	21,928
Welltower, Inc.	758	54,341

		76,269

Health Care Technology — 0.3%
American Well Corp., Class A(a)	45,090	106,412
Certara, Inc.(a)(b)	381	9,186
Definitive Healthcare Corp.(a)	66	682
Doximity, Inc., Class A(a)(b)	329	10,653
Evolent Health, Inc., Class A(a)	13,170	427,367
Health Catalyst, Inc.(a)	12,799	149,364
HealthStream, Inc.(a)	6,778	183,684
M3, Inc.	1,600	40,270
Multiplan Corp.(a)	38,608	40,925
NextGen Healthcare, Inc.(a)	14,525	252,880
Phreesia, Inc.(a)	7,253	234,199
Schrodinger, Inc.(a)	5,317	139,997
Teladoc Health, Inc.(a)(b)	23,287	603,133
Veeva Systems, Inc., Class A(a)	525	96,490
Veradigm, Inc.(a)	27,374	357,231

		2,652,473

Hotel & Resort REITs — 0.3%
Apple Hospitality REIT, Inc.	34,490	535,285
Braemar Hotels & Resorts, Inc.	60,667	234,175
Chatham Lodging Trust	7,219	75,727
DiamondRock Hospitality Co.	16,678	135,592
Hersha Hospitality Trust, Class A	8,765	58,901
Park Hotels & Resorts, Inc.(b)	764	9,443
RLJ Lodging Trust	45,288	480,053
Ryman Hospitality Properties, Inc.	7,109	637,891
Service Properties Trust	10,036	99,958

		2,267,025

Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc.(a)	19,233	175,213
Accor SA(a)	1,869	60,763
Airbnb, Inc., Class A(a)	226	28,114
Alsea SAB de CV(a)	94,011	225,167
Amadeus IT Group SA(a)	1,730	116,054
Aramark	2,377	85,097
Bally’s Corp.(a)	10,167	198,460
Biglari Holdings, Inc., Class B(a)	249	42,131
BJ’s Restaurants, Inc.(a)	5,817	169,507
Booking Holdings, Inc.(a)	80	212,193
Boyd Gaming Corp.	1,146	73,481
Caesars Entertainment, Inc.(a)	11,224	547,843
Century Casinos, Inc.(a)	2,317	16,984
Chipotle Mexican Grill, Inc.(a)	111	189,620
Choice Hotels International, Inc.(b)	110	12,891
Churchill Downs, Inc.(b)	122	31,360
Compass Group PLC	1,401	35,209
Cracker Barrel Old Country Store, Inc.	200	22,720
Darden Restaurants, Inc.(b)	7,010	1,087,672
Dave & Buster’s Entertainment, Inc.(a)	10,543	387,877
Delivery Hero SE(a)(c)	688	23,406

13

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Dine Brands Global, Inc.	1,014	$68,587
Domino’s Pizza, Inc.	131	43,213
DoorDash, Inc., Class A(a)	1,110	70,552
DraftKings, Inc., Class A(a)	1,109	21,470
El Pollo Loco Holdings, Inc.	7,922	75,972
Entain PLC	2,833	43,997
Everi Holdings, Inc.(a)	10,046	172,289
Evolution AB(c)	594	79,583
Flutter Entertainment PLC, Class DI(a)	253	46,039
Galaxy Entertainment Group Ltd.(a)	9,000	60,202
Golden Entertainment, Inc.(a)	1,563	68,006
Gourmet Master Co. Ltd.	65,000	310,905
H World Group Ltd., ADR(a)	1,804	88,360
Hilton Grand Vacations, Inc.(a)	18,059	802,361
Hyatt Hotels Corp., Class A(a)	162	18,110
International Game Technology PLC	10,276	275,397
Light & Wonder, Inc., Class A(a)	2,941	176,607
Marriott International, Inc., Class A	238	39,518
Marriott Vacations Worldwide Corp.	128	17,262
McDonald’s Corp.	4,834	1,351,635
McDonald’s Holdings Co. Japan Ltd.	1,600	66,519
Meituan, Class B(a)(c)	154,360	2,800,432
MGM Resorts International(b)	6,114	271,584
Monarch Casino & Resort, Inc.	2,486	184,337
Norwegian Cruise Line Holdings Ltd.(a)(b)	1,265	17,014
OPAP SA	23,636	379,097
Oriental Land Co. Ltd.	4,000	136,957
Papa John’s International, Inc.	5,120	383,642
Penn Entertainment, Inc.(a)	1,273	37,757
Planet Fitness, Inc., Class A(a)	286	22,214
PlayAGS, Inc.(a)	5,959	42,607
Portillo’s, Inc., Class A(a)	3,955	84,518
Red Rock Resorts, Inc., Class A	2,714	120,963
Rush Street Interactive, Inc.(a)	6,884	21,409
Ruth’s Hospitality Group, Inc.	4,692	77,043
Sabre Corp.(a)	32,164	137,984
Sands China Ltd.(a)	5,600	19,454
Shake Shack, Inc., Class A(a)	2,413	133,897
Six Flags Entertainment Corp.(a)	264	7,051
Starbucks Corp.	6,651	692,569
Texas Roadhouse, Inc.	12,462	1,346,644
Travel & Leisure Co.	25,773	1,010,302
Trip.com Group Ltd.(a)	9,100	342,828
Trip.com Group Ltd., ADR(a)	14,596	549,831
Wendy’s Co.(b)	585	12,741
Whitbread PLC	1,462	54,008
Wingstop, Inc.	3,198	587,089
Wyndham Hotels & Resorts, Inc.	297	20,151
Xiabuxiabu Catering Management China Holdings Co. Ltd.(c)	114,500	104,395
Yum China Holdings, Inc.	9,299	589,464
Yum! Brands, Inc.	2,943	388,711

		18,215,039

Household Durables — 0.5%
Barratt Developments PLC	4,136	23,802
Beazer Homes USA, Inc.(a)	1,825	28,981
Berkeley Group Holdings PLC	709	36,732
Century Communities, Inc.	4,374	279,586
Ethan Allen Interiors, Inc.	7,587	208,339
GoPro, Inc., Class A(a)	20,368	102,451

Security	Shares	Value

Household Durables (continued)
Haier Smart Home Co. Ltd., Class A	101,900	$336,003
Haier Smart Home Co. Ltd., Class H	33,000	103,332
Helen of Troy Ltd.(a)	691	65,762
Installed Building Products, Inc.	6,036	688,285
iRobot Corp.(a)	2,319	101,201
La-Z-Boy, Inc.	3,510	102,071
Leggett & Platt, Inc.(b)	436	13,900
Lennar Corp., B Shares	49	4,376
MDC Holdings, Inc.	4,308	167,452
Skyline Champion Corp.(a)	4,953	372,614
Sony Group Corp.	2,800	255,034
Taylor Morrison Home Corp.(a)	16,484	630,678
Taylor Wimpey PLC	12,447	18,312
Tempur Sealy International, Inc.(b)	576	22,746
Toll Brothers, Inc.	360	21,611
TopBuild Corp.(a)	960	199,814
Tri Pointe Homes, Inc.(a)	17,798	450,645
Whirlpool Corp.(b)	1,405	185,488

		4,419,215

Household Products — 1.1%
Central Garden & Pet Co.(a)	854	35,065
Central Garden & Pet Co., Class A(a)	8,278	323,422
Church & Dwight Co., Inc.	5,213	460,881
Clorox Co.	2,927	463,169
Colgate-Palmolive Co.	35,241	2,648,361
Essity AB, Class B	1,643	46,931
Kimberly-Clark Corp.	5,480	735,526
Procter & Gamble Co.(b)	36,176	5,379,009
Reckitt Benckiser Group PLC	958	72,882
Reynolds Consumer Products, Inc.(b)	178	4,895
Spectrum Brands Holdings, Inc.	131	8,675
Unicharm Corp.	1,100	45,216

		10,224,032

Independent Power and Renewable Electricity Producers — 0.4%
ACWA Power Co.	4,477	168,322
Adani Green Energy Ltd.(a)	9,174	98,491
AES Corp.	11,115	267,649
Brookfield Renewable Corp., Class A	8,305	290,260
China Longyuan Power Group Corp. Ltd., Class H	83,000	94,687
Clearway Energy, Inc., Class A	25,404	762,882
Clearway Energy, Inc., Class C	30,358	951,116
Corp. ACCIONA Energias Renovables SA	441	17,103
GD Power Development Co. Ltd., Class A(a)	370,300	205,001
Huaneng Power International, Inc., Class H(a)	174,000	91,323
Ormat Technologies, Inc.	840	71,207
RWE AG	2,155	92,726
Sunnova Energy International, Inc.(a)(b)	12,142	189,658
Vistra Corp.	7,783	186,792

		3,487,217

Industrial Conglomerates — 0.4%
3M Co.	258	27,119
General Electric Co.	365	34,894
Hanwha Corp.	5,035	101,881
Hitachi Ltd.	2,000	109,921
Honeywell International, Inc.	9,528	1,820,991
Industries Qatar QSC	63,668	226,218
Jardine Matheson Holdings Ltd.	600	29,185
Keppel Corp. Ltd.	7,700	32,669
Lotte Corp.	6,835	151,406

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates (continued)
Samsung C&T Corp.	5,196	$432,715
Siemens AG, Registered Shares	1,632	264,390
SM Investments Corp.	18,540	304,321

		3,535,710

Industrial REITs — 0.5%
Americold Realty Trust, Inc.	879	25,008
CapitaLand Ascendas REIT	27,200	58,649
EastGroup Properties, Inc.(b)	791	130,768
First Industrial Realty Trust, Inc.	10,603	564,080
GLP J-REIT	28	30,266
Goodman Group	6,664	84,565
Industrial Logistics Properties Trust	23,076	70,843
Mapletree Logistics Trust	21,600	27,863
Nippon Prologis REIT, Inc.	4	8,468
Prologis, Inc.	18,264	2,278,799
Rexford Industrial Realty, Inc.	553	32,986
Segro PLC	7,449	70,958
Terreno Realty Corp.	16,570	1,070,422

		4,453,675

Insurance — 1.8%
AIA Group Ltd.	33,600	352,375
Allianz SE, Registered Shares	1,193	275,387
Allstate Corp.	6,319	700,208
Ambac Financial Group, Inc.(a)	9,184	142,168
American Financial Group, Inc.	386	46,899
Aon PLC, Class A	775	244,350
Argo Group International Holdings Ltd.	2,824	82,715
Arthur J Gallagher & Co.	321	61,411
Assured Guaranty Ltd.	199	10,004
Aviva PLC	5,006	25,006
AXA SA	5,794	176,819
Axis Capital Holdings Ltd.	265	14,448
BB Seguridade Participacoes SA	27,985	179,501
Bright Health Group, Inc.(a)	24,663	5,433
Brighthouse Financial, Inc.(a)	266	11,733
Cathay Financial Holding Co. Ltd.	61,325	84,435
China Life Insurance Co. Ltd., Class H	332,000	544,835
China Pacific Insurance Group Co. Ltd., Class H	214,600	568,924
CNA Financial Corp.	92	3,591
CNO Financial Group, Inc.	27,700	614,663
Crawford & Co., Class A	30,474	254,763
Dai-ichi Life Holdings, Inc.	2,800	51,474
Donegal Group, Inc., Class A	9,825	150,126
eHealth, Inc.(a)	6,459	60,456
Everest Re Group Ltd.	619	221,614
FedNat Holding Co.(a)	4,457	4
First American Financial Corp.	339	18,869
Genworth Financial, Inc., Class A(a)	20,040	100,601
Goosehead Insurance, Inc., Class A(a)	2,252	117,554
Hannover Rueck SE	221	43,223
Hanover Insurance Group, Inc.	119	15,292
Heritage Insurance Holdings, Inc.	18,918	58,267
Investors Title Co.	307	46,357
Kemper Corp.	206	11,260
Kinsale Capital Group, Inc.	2,301	690,645
Legal & General Group PLC	13,147	38,884
Lemonade, Inc.(a)	4,463	63,642
Life Insurance Corp. of India	29,056	189,122
Lincoln National Corp.	582	13,078
Marsh & McLennan Cos., Inc.	12,300	2,048,565
MBIA, Inc.(a)	6,070	56,208

Security	Shares	Value

Insurance (continued)
Mercury General Corp.	10,169	$322,764
MetLife, Inc.	34,996	2,027,668
MS&AD Insurance Group Holdings, Inc.	800	24,793
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	395	138,106
New China Life Insurance Co. Ltd., Class H	37,200	88,351
Old Republic International Corp.	944	23,572
Oscar Health, Inc., Class A(a)	32,019	209,404
Palomar Holdings, Inc.(a)	1,333	73,582
People’s Insurance Co. Group of China Ltd., Class H	472,000	157,498
PICC Property & Casualty Co. Ltd., Class H	396,000	403,963
Ping An Insurance Group Co. of China Ltd., Class H	260,000	1,681,995
Powszechny Zaklad Ubezpieczen SA	8,939	72,788
Primerica, Inc.	125	21,530
Prudential PLC	7,108	97,320
Reinsurance Group of America, Inc.	228	30,269
RenaissanceRe Holdings Ltd.	147	29,450
RLI Corp.	4,778	635,044
Root, Inc., Class A(a)	2,018	9,101
Ryan Specialty Holdings, Inc.(a)	275	11,066
Sampo OYJ, A Shares	1,465	69,126
Samsung Fire & Marine Insurance Co. Ltd.	357	56,432
SBI Life Insurance Co. Ltd.(c)	13,754	184,521
Selective Insurance Group, Inc.	4,300	409,919
Selectquote, Inc.(a)	9,708	21,066
Sompo Holdings, Inc.	600	23,775
Swiss Life Holding AG, Registered Shares	80	49,369
Swiss Re AG	751	77,153
T&D Holdings, Inc.	1,400	17,351
Tokio Marine Holdings, Inc.	5,700	109,696
Travelers Cos., Inc.	2,684	460,064
Trean Insurance Group, Inc.(a)	5,265	32,222
Trupanion, Inc.(a)	3,433	147,241
Unum Group	677	26,782
W.R. Berkley Corp.	2,121	132,054
White Mountains Insurance Group Ltd.(b)	10	13,775
Zurich Insurance Group AG	420	201,263

		16,484,982

Interactive Media & Services — 3.5%
Alphabet, Inc., Class A(a)	63,996	6,638,305
Alphabet, Inc., Class C(a)	44,054	4,581,616
Auto Trader Group PLC(c)	5,485	41,838
Autohome, Inc., ADR	3,552	118,885
Baidu, Inc., Class A(a)	84,460	1,591,333
Bumble, Inc., Class A(a)	22,061	431,293
Cargurus, Inc.(a)	10,575	197,541
Cars.com, Inc.(a)	1,527	29,471
Eventbrite, Inc., Class A(a)	22,689	194,672
EverQuote, Inc., Class A(a)	5,567	77,381
fuboTV, Inc.(a)	12,760	15,440
Kanzhun Ltd., ADR(a)	3,126	59,488
Kuaishou Technology(a)(c)	64,100	492,885
Match Group, Inc.(a)	9,458	363,093
Meta Platforms, Inc., Class A(a)	18,850	3,995,069
NAVER Corp.	1,229	192,573
Pinterest, Inc., Class A(a)(b)	16,564	451,700
QuinStreet, Inc.(a)	12,994	206,215
Scout24 SE(c)	315	18,736
Shutterstock, Inc.	6,880	499,488
Snap, Inc., Class A(a)	42,020	471,044
Tencent Holdings Ltd.	200,600	9,803,180
TripAdvisor, Inc.(a)	341	6,772

15

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
TrueCar, Inc.(a)	10,229	$23,527
Vimeo, Inc.(a)	41,779	160,014
Weibo Corp., ADR(a)	6,825	136,909
Yelp, Inc.(a)	15,061	462,373
Z Holdings Corp.	6,600	18,714
Ziff Davis, Inc.(a)	1,681	131,202
ZipRecruiter, Inc., Class A(a)	13,222	210,759

		31,621,516

IT Services — 1.0%
Accenture PLC, Class A	4,094	1,170,106
Amdocs Ltd.	396	38,028
Backblaze, Inc., Class A(a)	2,670	13,483
Bechtle AG	937	44,871
Capgemini SE	243	45,158
Cloudflare, Inc., Class A(a)	859	52,966
Cognizant Technology Solutions Corp., Class A	2,146	130,756
DigitalOcean Holdings, Inc.(a)	9,046	354,332
DXC Technology Co.(a)(b)	768	19,630
EPAM Systems, Inc.(a)	92	27,508
Fastly, Inc., Class A(a)	17,785	315,862
Fujitsu Ltd.	900	121,617
Gartner, Inc.(a)	993	323,490
Globant SA(a)	134	21,977
Grid Dynamics Holdings, Inc.(a)	5,570	63,832
Hackett Group, Inc.	8,006	147,951
HCL Technologies Ltd.	41,017	544,524
Infosys Ltd.	105,039	1,836,411
Infosys Ltd., ADR	31,464	548,732
International Business Machines Corp.	2,547	333,886
Itochu Techno-Solutions Corp.	2,400	59,136
Kyndryl Holdings, Inc.(a)	676	9,978
MongoDB, Inc.(a)(b)	197	45,925
NEC Corp.	2,100	81,071
Nomura Research Institute Ltd.	2,000	46,775
Obic Co. Ltd.	600	95,036
Okta, Inc.(a)	234	20,180
Otsuka Corp.	1,800	63,927
Perficient, Inc.(a)	3,242	234,040
Samsung SDS Co. Ltd.	2,136	191,022
SCSK Corp.	3,800	55,639
Snowflake, Inc., Class A(a)	727	112,169
Squarespace, Inc., Class A(a)	4,753	151,003
Tata Consultancy Services Ltd.	44,562	1,746,733
Thoughtworks Holding, Inc.(a)	143	1,052
TIS, Inc.	1,900	50,247
Unisys Corp.(a)	4,314	16,738
VeriSign, Inc.(a)	90	19,020
Wix.com Ltd.(a)	218	21,756

		9,176,567

Leisure Products — 0.1%
Brunswick Corp.(b)	243	19,926
Hasbro, Inc.	4,147	222,652
Malibu Boats, Inc., Class A(a)	1,478	83,433
MasterCraft Boat Holdings, Inc.(a)	4,688	142,656
Mattel, Inc.(a)	1,149	21,153
Peloton Interactive, Inc., Class A(a)	989	11,215
Polaris, Inc.(b)	188	20,799

Security	Shares	Value

Leisure Products (continued)
Topgolf Callaway Brands Corp.(a)	9,863	$213,238
YETI Holdings, Inc.(a)	283	11,320

		746,392

Life Sciences Tools & Services — 1.2%
10X Genomics, Inc., Class A(a)	291	16,235
AbCellera Biologics, Inc.(a)	25,542	192,587
Adaptive Biotechnologies Corp.(a)	41,425	365,783
Agilent Technologies, Inc.	14,492	2,004,823
Azenta, Inc.(a)(b)	234	10,441
BioLife Solutions, Inc.(a)	2,338	50,851
Bionano Genomics, Inc.(a)	15,618	17,336
Bruker Corp.	351	27,673
Charles River Laboratories International, Inc.(a)	152	30,677
Codexis, Inc.(a)	12,501	51,754
CryoPort, Inc.(a)	4,545	109,080
Cytek Biosciences, Inc.(a)	2,696	24,776
Danaher Corp.	11,310	2,850,572
Eurofins Scientific SE	756	50,621
Illumina, Inc.(a)	513	119,298
IQVIA Holdings, Inc.(a)	505	100,439
Lonza Group AG, Registered Shares	215	129,430
Maravai LifeSciences Holdings, Inc., Class A(a)(b)	360	5,044
MaxCyte, Inc.(a)	9,828	48,649
Medpace Holdings, Inc.(a)	2,755	518,078
Mettler-Toledo International, Inc.(a)	66	100,994
NanoString Technologies, Inc.(a)	10,508	104,029
Nautilus Biotechnology, Inc.(a)	2,672	7,401
OmniAb, Inc.(a)	2,082	7,662
OmniAb, Inc.(d)	322	—
Pacific Biosciences of California, Inc.(a)	18,685	216,372
PerkinElmer, Inc.	182	24,253
Personalis, Inc.(a)	13,965	38,543
PhenomeX, Inc.(a)	14,477	16,793
QIAGEN NV(a)	2,069	94,521
Quanterix Corp.(a)	2,466	27,792
Quantum-Si, Inc.(a)	5,825	10,252
Repligen Corp.(a)	189	31,820
Sartorius Stedim Biotech	167	51,235
Seer, Inc., Class A(a)	7,416	28,626
Singular Genomics Systems, Inc.(a)	863	1,044
SomaLogic, Inc.(a)	23,241	59,265
Sotera Health Co.(a)	324	5,803
Syneos Health, Inc.(a)	336	11,968
Thermo Fisher Scientific, Inc.	4,175	2,406,345
Waters Corp.(a)(b)	149	46,135
West Pharmaceutical Services, Inc.	214	74,145
WuXi AppTec Co. Ltd., Class H(c)	12,648	132,460
Wuxi Biologics Cayman, Inc.(a)(c)	102,500	631,601

		10,853,206

Machinery — 2.1%
AGCO Corp.	208	28,122
Alamo Group, Inc.	813	149,722
Albany International Corp., Class A	564	50,399
Allison Transmission Holdings, Inc.	894	40,445
Alstom SA	1,002	27,281
Astec Industries, Inc.	6,248	257,730
Atlas Copco AB, A Shares	8,366	105,983
Caterpillar, Inc.	440	100,690
Chart Industries, Inc.(a)	3,083	386,608

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Columbus McKinnon Corp.	2,218	$82,421
Crane Holdings Co.	162	18,387
Cummins India Ltd.	33,373	663,427
Cummins, Inc.	3,719	888,395
Deere & Co.	5,809	2,398,420
Donaldson Co., Inc.	412	26,920
Elgi Equipments Ltd.	15,013	80,339
Energy Recovery, Inc.(a)	7,362	169,694
Enerpac Tool Group Corp.	3,312	84,456
EnPro Industries, Inc.	2,316	240,609
Esab Corp.(b)	159	9,392
Evoqua Water Technologies Corp.(a)	11,571	575,310
FANUC Corp.	3,500	126,393
Federal Signal Corp.	5,092	276,037
Flowserve Corp.	435	14,790
Franklin Electric Co., Inc.	11,610	1,092,501
Gates Industrial Corp. PLC(a)	326	4,528
Gencor Industries, Inc.(a)	5,269	80,985
Graco, Inc.	1,576	115,064
Hurco Cos., Inc.	1,217	30,814
Hyster-Yale Materials Handling, Inc.	1,255	62,612
Illinois Tool Works, Inc.	5,875	1,430,269
ITT, Inc.	279	24,078
John Bean Technologies Corp.	3,772	412,242
Kadant, Inc.	1,382	288,175
Kennametal, Inc.	12,353	340,696
Kone OYJ, Class B	2,470	128,820
Lincoln Electric Holdings, Inc.(b)	184	31,114
Lindsay Corp.	2,039	308,154
Manitowoc Co., Inc.(a)	16,979	290,171
Middleby Corp.(a)	179	26,243
MISUMI Group, Inc.	800	20,103
Mueller Industries, Inc.	4,022	295,537
Oshkosh Corp.	220	18,300
Sandvik AB	1,288	27,339
Schaeffler India Ltd.	2,600	90,903
Schindler Holding AG	141	31,242
Shenzhen Inovance Technology Co. Ltd., Class A	45,400	465,024
SMC Corp.	200	106,023
Snap-on, Inc.	4,596	1,134,706
SPX Technologies, Inc.(a)	8,404	593,154
Tennant Co.	1,131	77,507
Terex Corp.	11,815	571,610
Timken Co.	9,985	815,974
Titan International, Inc.(a)	5,913	61,968
Wabash National Corp.	4,854	119,360
Watts Water Technologies, Inc., Class A	5,835	982,147
Xylem, Inc.(b)	14,434	1,511,240
Yaskawa Electric Corp.	1,500	65,790

		18,456,363

Marine Transportation — 0.1%
Golden Ocean Group Ltd.	8,313	79,140
Kirby Corp.(a)	200	13,940
Matson, Inc.	7,067	421,688
Mitsui OSK Lines Ltd.	800	20,062
Nippon Yusen KK	1,100	25,694

		560,524

Media — 0.5%
Altice USA, Inc., Class A(a)	16,946	57,955
Cardlytics, Inc.(a)	3,383	11,485
Charter Communications, Inc., Class A(a)	158	56,502

Security	Shares	Value

Media (continued)
Comcast Corp., Class A	36,802	$1,395,164
ComScore, Inc.(a)	13,300	16,359
Cumulus Media, Inc., Class A(a)	3,764	13,889
CyberAgent, Inc.	2,100	17,635
Emerald Holding, Inc.(a)	7,770	28,904
Entravision Communications Corp., Class A	21,487	129,996
EW Scripps Co., Class A(a)	14,314	134,695
Fox Corp., Class A(b)	51,177	1,742,577
Fox Corp., Class B	775	24,265
Gray Television, Inc.	5,038	43,931
iHeartMedia, Inc., Class A(a)	14,416	56,222
Informa PLC	5,081	43,552
Integral Ad Science Holding Corp.(a)	2,670	38,101
Liberty Broadband Corp., Class A(a)	60	4,927
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	20	562
Magnite, Inc.(a)	5,888	54,523
New York Times Co., Class A	557	21,656
News Corp., Class B(b)	406	7,077
Nexstar Media Group, Inc., Class A(b)	124	21,410
Paramount Global, Class A(b)	26	672
Publicis Groupe SA	592	46,211
Scholastic Corp.	439	15,023
Sinclair Broadcast Group, Inc., Class A	11,635	199,657
TEGNA, Inc.	19,722	333,499
Thryv Holdings, Inc.(a)	8,807	203,090
Townsquare Media, Inc., Class A	5,405	43,240
Trade Desk, Inc., Class A(a)	1,042	63,468
WideOpenWest, Inc.(a)	4,252	45,199
WPP PLC	5,099	60,581

		4,932,027

Metals & Mining — 1.8%
Alrosa PJSC(a)(d)	667,929	86
Anglo American Platinum Ltd.	3,106	166,735
Anglo American PLC	6,852	227,244
AngloGold Ashanti Ltd.	8,172	199,028
APL Apollo Tubes Ltd.	25,779	379,265
Arconic Corp.(a)	4,838	126,901
ATI, Inc.(a)	5,728	226,027
BHP Group Ltd., Class DI	12,971	410,064
Carpenter Technology Corp.	490	21,932
Century Aluminum Co.(a)	4,990	49,900
Cleveland-Cliffs, Inc.(a)	5,595	102,556
Coeur Mining, Inc.(a)	52,706	210,297
Commercial Metals Co.	25,600	1,251,840
Compass Minerals International, Inc.	2,879	98,721
Constellium SE(a)	23,364	357,002
Dongkuk Steel Mill Co. Ltd.	9,839	92,567
Fortescue Metals Group Ltd.	9,328	140,214
Gerdau SA, ADR	31,710	156,330
Glencore PLC	23,620	135,915
Gold Fields Ltd.	29,595	396,443
Grupo Mexico SAB de CV, Series B	263,060	1,245,667
Hecla Mining Co.	21,845	138,279
Hochschild Mining PLC	52,450	54,732
Hyundai Steel Co.	11,432	305,598
Impala Platinum Holdings Ltd.	20,697	190,502
Kaiser Aluminum Corp.	2,047	152,768
Kumba Iron Ore Ltd.	2,797	70,720
Materion Corp.	868	100,688
Mineral Resources Ltd.	472	25,515
MMC Norilsk Nickel PJSC(d)	651	—
MP Materials Corp.(a)	311	8,767

17

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
National Aluminium Co. Ltd.	250,629	$240,029
Newmont Corp.	3,178	155,786
Nippon Steel Corp.	2,800	66,028
Novagold Resources, Inc.(a)	45,043	280,168
Nucor Corp.(b)	1,889	291,794
Olympic Steel, Inc.	1,955	102,071
Pilbara Minerals Ltd.	10,405	27,404
POSCO Holdings, Inc.	3,330	942,127
POSCO Holdings, Inc., ADR	5,954	414,934
Reliance Steel & Aluminum Co.	833	213,864
Rio Tinto Ltd.	430	34,550
Rio Tinto PLC	3,912	265,538
Royal Gold, Inc.(b)	225	29,185
Ryerson Holding Corp.	2,388	86,875
Saudi Arabian Mining Co.(a)	33,799	580,077
Schnitzer Steel Industries, Inc., Class A	8,161	253,807
Severstal PAO(a)(d)	6,166	1
Shougang Fushan Resources Group Ltd.	492,000	156,413
Sibanye Stillwater Ltd.	177,723	366,965
Southern Copper Corp.(b)	7,315	557,769
SSR Mining, Inc.	726	10,977
Steel Dynamics, Inc.	6,249	706,512
SunCoke Energy, Inc.	20,004	179,636
U.S. Steel Corp.	5,498	143,498
Vale SA	107,987	1,710,637
Vale SA, ADR	37,350	589,383
Warrior Met Coal, Inc.	3,640	133,624
Zijin Mining Group Co. Ltd., Class A	51,300	92,478
Zijin Mining Group Co. Ltd., Class H	130,000	216,887

		15,891,320

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.(b)	1,743	17,569
Annaly Capital Management, Inc.(b)	935	17,868
Arbor Realty Trust, Inc.	47,338	543,914
Blackstone Mortgage Trust, Inc., Class A	5,769	102,977
BrightSpire Capital, Inc.	11,139	65,720
Great Ajax Corp.	1,180	7,764
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,282	122,465
Ladder Capital Corp.	22,785	215,318
MFA Financial, Inc.	7,332	72,734
Rithm Capital Corp.(b)	1,424	11,392
Starwood Property Trust, Inc.(b)	975	17,248

		1,194,969

Multi-Utilities — 0.7%
Ameren Corp.	2,825	244,052
Avista Corp.	1,097	46,568
Black Hills Corp.	10,263	647,595
CenterPoint Energy, Inc.	2,861	84,285
CMS Energy Corp.	8,820	541,372
Consolidated Edison, Inc.(b)	2,925	279,835
Dominion Energy, Inc.	7,403	413,902
DTE Energy Co.	19,640	2,151,365
E.ON SE	8,978	111,998
Engie SA(b)	6,852	108,431
National Grid PLC	16,556	223,953
NiSource, Inc.	5,735	160,351
Public Service Enterprise Group, Inc.	7,403	462,317
Sempra Energy	2,155	325,750
Unitil Corp.	1,380	78,715

Security	Shares	Value

Multi-Utilities (continued)
Veolia Environnement SA	3,127	$96,490
WEC Energy Group, Inc.	2,889	273,848

		6,250,827

Office REITs — 0.2%
Brandywine Realty Trust	38,128	180,346
Corporate Office Properties Trust	13,118	311,028
Cousins Properties, Inc.	495	10,583
Creative Media & Community Trust Corp.	6,228	25,348
Douglas Emmett, Inc.(b)	554	6,831
Equity Commonwealth	3,255	67,411
Gecina SA	240	24,912
Highwoods Properties, Inc.(b)	352	8,163
Hudson Pacific Properties, Inc.(b)	460	3,059
Japan Real Estate Investment Corp.	10	39,853
JBG SMITH Properties(b)	357	5,376
Kilroy Realty Corp.	381	12,344
Nippon Building Fund, Inc.	10	41,625
Office Properties Income Trust	9,107	112,016
Paramount Group, Inc.	73,146	333,546
Piedmont Office Realty Trust, Inc., Class A	50,236	366,723
SL Green Realty Corp.	220	5,174

		1,554,338

Oil, Gas & Consumable Fuels — 3.4%
Aker BP ASA	898	22,023
AKR Corporindo Tbk PT	2,728,400	282,208
Alto Ingredients, Inc.(a)	8,550	12,825
Antero Midstream Corp.	1,145	12,011
Antero Resources Corp.(a)(b)	1,007	23,252
APA Corp.	1,489	53,693
Ardmore Shipping Corp.	15,646	232,656
Bangchak Corp. PCL, NVDR	739,900	671,202
Berry Corp.	8,774	68,876
BP PLC	59,823	378,112
California Resources Corp.	4,220	162,470
Callon Petroleum Co.(a)	9,864	329,852
Cheniere Energy, Inc.	671	105,750
Chesapeake Energy Corp.(b)	1,943	147,746
Chevron Corp.	26,648	4,347,888
China Petroleum & Chemical Corp., Class H	373,400	220,351
Chord Energy Corp.	4,248	571,781
Civitas Resources, Inc.	11,909	813,861
Clean Energy Fuels Corp.(a)	15,836	69,045
CNX Resources Corp.(a)	2,616	41,908
ConocoPhillips	8,307	824,137
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(a)	80,000	82,724
Coterra Energy, Inc.	1,798	44,123
CVR Energy, Inc.	2,317	75,951
Delek U.S. Holdings, Inc.	5,693	130,654
Devon Energy Corp.	2,072	104,864
DHT Holdings, Inc.	20,436	220,913
Diamondback Energy, Inc.	524	70,829
DT Midstream, Inc.(a)(b)	331	16,341
ENEOS Holdings, Inc.	5,100	17,893
Energy Fuels, Inc.(a)	15,022	83,823
Eni SpA	6,377	88,936
Enviva, Inc.(b)	105	3,032
EOG Resources, Inc.	5,458	625,651
EQT Corp.	747	23,837
Equinor ASA	1,953	55,521

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Equitrans Midstream Corp.	11,245	$64,996
Evolution Petroleum Corp.	17,086	107,813
Exxon Mobil Corp.	36,408	3,992,501
FLEX LNG Ltd.(a)	1,113	37,375
Gazprom PJSC(d)	123,918	16
Golar LNG Ltd.(a)	4,481	96,790
Hess Corp.(b)	1,041	137,766
Inpex Corp.	3,600	38,097
International Seaways, Inc.	4,699	195,854
Kinder Morgan, Inc.	1,013	17,738
Kosmos Energy Ltd.(a)	17,941	133,481
LUKOIL PJSC(d)	31,813	4
Magnolia Oil & Gas Corp., Class A	45,653	998,888
Marathon Oil Corp.	6,387	153,032
Marathon Petroleum Corp.	1,303	175,683
Matador Resources Co.	14,425	687,351
MOL Hungarian Oil & Gas PLC	17,840	130,657
Murphy Oil Corp.	16,015	592,235
Neste OYJ	1,834	90,607
New Fortress Energy, Inc.	91	2,678
Nordic American Tankers Ltd.	19,898	78,796
Novatek PJSC(d)	33,690	4
Occidental Petroleum Corp.(b)	2,799	174,742
Oil & Natural Gas Corp. Ltd.	70,054	129,105
ONEOK, Inc.	916	58,203
Ovintiv, Inc.	6,075	219,186
PBF Energy, Inc., Class A	10,984	476,266
PDC Energy, Inc.	324	20,794
PetroChina Co. Ltd., Class H	1,249,700	738,240
Petroleo Brasileiro SA, ADR, Preference Shares	12,217	113,374
Petronas Dagangan Bhd	14,700	71,033
Phillips 66	1,194	121,048
Pioneer Natural Resources Co.	813	166,047
Polski Koncern Naftowy ORLEN SA	52,361	706,768
PTT Exploration & Production PCL, NVDR	254,100	1,116,596
Rabigh Refining & Petrochemical Co.(a)	25,333	68,083
Raizen SA, Preference Shares	238,213	133,948
Range Resources Corp.	808	21,388
Reliance Industries Ltd.	70,743	2,011,547
Repsol SA	2,419	37,199
SandRidge Energy, Inc.(a)	2,032	29,281
Santos Ltd.	11,661	53,669
Saudi Arabian Oil Co.(c)	76,033	655,343
Scorpio Tankers, Inc.	6,200	349,122
SFL Corp. Ltd.	12,865	122,217
Shell PLC	21,147	602,659
SM Energy Co.	26,480	745,677
Southwestern Energy Co.(a)	16,928	84,640
Talos Energy, Inc.(a)	8,172	121,272
Targa Resources Corp.	419	30,566
Tatneft PJSC(d)	79,242	10
Teekay Corp.(a)	5,348	33,051
Teekay Tankers Ltd., Class A(a)	3,721	159,743
Texas Pacific Land Corp.(b)	66	112,267
TotalEnergies SE	7,745	456,674
Ultrapar Participacoes SA	80,138	220,724
Ultrapar Participacoes SA, ADR	30,926	84,428
Ur-Energy, Inc.(a)	12,570	13,324
Valero Energy Corp.	3,257	454,677
Vitesse Energy, Inc.	79	1,503

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.	5,366	$160,229
Woodside Energy Group Ltd.	5,767	128,836
World Fuel Services Corp.	14,448	369,146

		30,141,726

Paper & Forest Products — 0.0%
Holmen AB, B Shares	956	36,856
Louisiana-Pacific Corp.(b)	244	13,227
Mondi PLC	4,463	70,859
Oji Holdings Corp.	6,200	24,548
UPM-Kymmene OYJ	837	28,113

		173,603

Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)	423	17,749
Allegiant Travel Co.(a)	3,332	306,477
American Airlines Group, Inc.(a)	2,199	32,435
ANA Holdings, Inc.(a)	1,800	39,123
Copa Holdings SA, Class A(a)(b)	142	13,114
Delta Air Lines, Inc.(a)	37,216	1,299,583
Deutsche Lufthansa AG, Registered Shares(a)	3,505	38,984
Hawaiian Holdings, Inc.(a)	17,300	158,468
JetBlue Airways Corp.(a)	1,071	7,797
Korean Air Lines Co. Ltd.	37,745	673,907
Qantas Airways Ltd.(a)	8,923	39,827
SkyWest, Inc.(a)	10,147	224,959
Southwest Airlines Co.	51,813	1,685,995
Spirit Airlines, Inc.	8,835	151,697
United Airlines Holdings, Inc.(a)	1,089	48,188
Wheels Up Experience, Inc.(a)	22,632	14,322

		4,752,625

Personal Care Products — 0.5%
Amorepacific Group	11,053	327,167
Beiersdorf AG	590	76,752
BellRing Brands, Inc.(a)	7,328	249,152
Coty, Inc., Class A(a)	1,135	13,688
elf Beauty, Inc.(a)	7,060	581,391
Estee Lauder Cos., Inc., Class A	3,446	849,301
Haleon PLC	17,757	70,538
Hengan International Group Co. Ltd.	20,000	92,641
Herbalife Nutrition Ltd.(a)	4,136	66,590
Hindustan Unilever Ltd.	22,211	693,633
Kao Corp.	1,200	46,710
Kobayashi Pharmaceutical Co. Ltd.	600	36,696
LG H&H Co. Ltd.	186	85,724
L’Oreal SA	906	404,839
Medifast, Inc.	1,203	124,715
Natura & Co. Holding SA	29,041	75,633
Natural Health Trends Corp.	3	15
Nature’s Sunshine Products, Inc.(a)	2,873	29,333
Nu Skin Enterprises, Inc., Class A	3,007	118,205
Olaplex Holdings, Inc.(a)	277	1,183
Shiseido Co. Ltd.	1,100	51,572
Unilever PLC	7,722	400,146
USANA Health Sciences, Inc.(a)	1,804	113,472

		4,509,096

Pharmaceuticals — 2.3%
Aclaris Therapeutics, Inc.(a)	6,903	55,845
Amneal Pharmaceuticals, Inc.(a)	13,679	19,014
Amphastar Pharmaceuticals, Inc.(a)	5,873	220,237
Amylyx Pharmaceuticals, Inc.(a)	592	17,369

19

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Arvinas, Inc.(a)	6,263	$171,105
Astellas Pharma, Inc.	6,400	90,927
AstraZeneca PLC	4,608	638,458
Atea Pharmaceuticals, Inc.(a)	13,898	46,558
Axsome Therapeutics, Inc.(a)	1,164	71,796
Bayer AG, Registered Shares	3,103	198,225
Bristol-Myers Squibb Co.	41,026	2,843,512
Catalent, Inc.(a)	375	24,641
China Medical System Holdings Ltd.	78,000	123,066
China Resources Pharmaceutical Group Ltd.(c)	123,500	97,719
Chugai Pharmaceutical Co. Ltd.	3,100	76,547
Collegium Pharmaceutical, Inc.(a)	6,482	155,503
Corcept Therapeutics, Inc.(a)	17,203	372,617
CSPC Pharmaceutical Group Ltd.	369,520	362,247
Daiichi Sankyo Co. Ltd.	5,400	196,979
Dr Reddy’s Laboratories Ltd.	3,187	179,710
Dr Reddy’s Laboratories Ltd., ADR	4,373	248,955
Eisai Co. Ltd.	900	51,120
Eli Lilly and Co.	6,256	2,148,435
Endo International PLC(a)	21,487	1,504
Glenmark Pharmaceuticals Ltd.	37,866	214,611
GSK PLC	12,860	227,227
Harmony Biosciences Holdings, Inc.(a)	6,483	211,670
Hikma Pharmaceuticals PLC	1,233	25,557
Hutchmed China Ltd., ADR(a)	3,889	50,635
Innoviva, Inc.(a)	4,800	54,000
Intra-Cellular Therapies, Inc.(a)	8,322	450,636
Ipsen SA	263	28,959
Johnson & Johnson	13,834	2,144,270
Kyowa Kirin Co. Ltd.	1,300	28,381
Lannett Co., Inc.(a)	2,344	4,079
Ligand Pharmaceuticals, Inc.(a)	2,325	171,027
Mega Lifesciences PCL, NVDR	189,700	231,928
Merck & Co., Inc.	7,764	826,012
Merck KGaA	530	98,810
Mind Medicine MindMed, Inc.(a)	1,006	3,189
Nektar Therapeutics(a)	37,541	26,388
NGM Biopharmaceuticals, Inc.(a)	11,888	48,503
Novartis AG, Registered Shares	6,091	559,267
Novo Nordisk A/S, Class B	4,668	741,378
Nuvation Bio, Inc.(a)	14,412	23,924
Ono Pharmaceutical Co. Ltd.	1,600	33,341
Organon & Co.	832	19,569
Orion OYJ, Class B	482	21,544
Otsuka Holdings Co. Ltd.	1,100	34,925
Pacira BioSciences, Inc.(a)	8,114	331,132
Perrigo Co. PLC	440	15,783
Pfizer, Inc.	38,679	1,578,103
Phibro Animal Health Corp., Class A	6,136	94,004
Prestige Consumer Healthcare, Inc.(a)	11,902	745,422
Provention Bio, Inc.(a)	2,805	67,600
Reata Pharmaceuticals, Inc., Class A(a)	2,216	201,479
Revance Therapeutics, Inc.(a)	5,710	183,919
Roche Holding AG	2,011	575,636
Sanofi	3,619	392,584
Scilex Holding Lock Up, (Acquired 01/06/23, Cost: $100,430)(e)	9,583	77,686
Shionogi & Co. Ltd.	1,000	45,105
Sino Biopharmaceutical Ltd.	332,000	186,084
Supernus Pharmaceuticals, Inc.(a)	12,690	459,759
Takeda Pharmaceutical Co. Ltd.	5,300	174,071
TherapeuticsMD, Inc.(a)	745	2,794

Security	Shares	Value

Pharmaceuticals (continued)
Theravance Biopharma, Inc.(a)	4,402	$47,762
Xeris Biopharma Holdings, Inc.(a)	14,566	23,743
Zoetis, Inc.(b)	1,284	213,709
Zydus Lifesciences Ltd.	68,614	411,009

		20,519,303

Professional Services — 1.0%
ASGN, Inc.(a)	5,002	413,515
Automatic Data Processing, Inc.	5,087	1,132,519
BayCurrent Consulting, Inc.	700	28,733
Bureau Veritas SA	1,926	55,339
CACI International, Inc., Class A(a)	78	23,110
CBIZ, Inc.(a)	2,011	99,524
Concentrix Corp.	142	17,260
Conduent, Inc.(a)	41,159	141,175
CoStar Group, Inc.(a)	527	36,284
CSG Systems International, Inc.	6,734	361,616
Dun & Bradstreet Holdings, Inc.(b)	549	6,445
ExlService Holdings, Inc.(a)	4,977	805,428
Exponent, Inc.	7,079	705,706
Franklin Covey Co.(a)	3,729	143,455
FTI Consulting, Inc.(a)(b)	111	21,906
Genpact Ltd.	4,300	198,746
Heidrick & Struggles International, Inc.	5,963	181,037
Huron Consulting Group, Inc.(a)	1,470	118,144
Insperity, Inc.	12,520	1,521,806
KBR, Inc.	6,946	382,377
Kelly Services, Inc., Class A	7,477	124,043
Kforce, Inc.	6,583	416,309
L&T Technology Services Ltd.(c)	13,457	556,689
ManpowerGroup, Inc.	173	14,278
Maximus, Inc.	4,933	388,227
Mistras Group, Inc.(a)	5,359	36,334
Paychex, Inc.	350	40,106
Recruit Holdings Co. Ltd.	3,200	88,029
RELX PLC	2,889	93,566
Science Applications International Corp.	183	19,665
SGS SA, Registered Shares	110	242,632
Teleperformance	169	40,836
TrueBlue, Inc.(a)	6,361	113,226
TTEC Holdings, Inc.	2,475	92,144
Upwork, Inc.(a)	5,309	60,098
Verisk Analytics, Inc.	106	20,337

		8,740,644

Real Estate Management & Development — 0.5%
Aldar Properties PJSC	104,588	132,635
A-Living Smart City Services Co. Ltd., Class H(c)	132,250	114,650
Altisource Portfolio Solutions SA(a)	3,960	18,216
Anywhere Real Estate, Inc.(a)	12,261	64,738
Capitaland Investment Ltd.	10,100	28,023
CBRE Group, Inc., Class A(a)	381	27,741
China Overseas Land & Investment Ltd.	80,000	192,998
China Resources Land Ltd.	90,000	409,845
China Vanke Co. Ltd., Class H	95,100	150,063
CIFI Ever Sunshine Services Group Ltd.	122,000	47,618
CK Asset Holdings Ltd.	10,500	63,658
Compass, Inc., Class A(a)	19,884	64,225
Daito Trust Construction Co. Ltd.	500	49,815
Daiwa House Industry Co. Ltd.	3,600	84,821
DigitalBridge Group, Inc.	16,031	192,212
Emaar Properties PJSC	118,183	180,584
eXp World Holdings, Inc.	6,544	83,043
Gemdale Corp., Class A	83,700	101,959

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Hang Lung Properties Ltd.	11,000	$20,571
Henderson Land Development Co. Ltd.	6,000	20,752
Hongkong Land Holdings Ltd.	4,700	20,678
Howard Hughes Corp.(a)(b)	123	9,840
Hulic Co. Ltd.	7,500	61,689
Jones Lang LaSalle, Inc.(a)	157	22,842
KE Holdings, Inc., ADR(a)	19,986	376,536
Kennedy-Wilson Holdings, Inc.	11,048	183,286
Longfor Group Holdings Ltd.(c)	39,000	109,994
Marcus & Millichap, Inc.	7,680	246,605
Mitsubishi Estate Co. Ltd.	6,800	80,884
Mitsui Fudosan Co. Ltd.	4,400	82,652
Newmark Group, Inc., Class A	7,904	55,960
Nomura Real Estate Holdings, Inc.	1,400	30,894
Opendoor Technologies, Inc.(a)(b)	1,507	2,652
Redfin Corp.(a)	8,830	80,000
RMR Group, Inc., Class A	9,284	243,612
Sagax AB, Class B	1,153	26,577
Sino Land Co. Ltd.	14,000	18,940
SM Prime Holdings, Inc.	264,700	160,157
Sumitomo Realty & Development Co. Ltd.	2,100	47,164
Sun Hung Kai Properties Ltd.	7,000	98,067
Swire Pacific Ltd., Class A	2,500	19,212
Swire Properties Ltd.	14,800	38,091
Swiss Prime Site AG, Registered Shares	491	40,812
Vonovia SE	2,613	49,215
Wharf Real Estate Investment Co. Ltd.	5,000	28,787
Zillow Group, Inc., Class A(a)	191	8,347

		4,191,660

Residential REITs — 0.3%
Apartment Income REIT Corp.	512	18,335
Bluerock Homes Trust, Inc.(a)	125	2,478
Clipper Realty, Inc.	11,657	66,911
Elme Communities	7,061	126,109
Equity Residential	29,677	1,780,620
Independence Realty Trust, Inc.	33,141	531,250
NexPoint Residential Trust, Inc.	7,124	311,105

		2,836,808

Retail REITs — 0.5%
Acadia Realty Trust	20,818	290,411
Brixmor Property Group, Inc.	4,990	107,385
CapitaLand Integrated Commercial Trust	25,800	38,479
Federal Realty Investment Trust	263	25,992
InvenTrust Properties Corp.	8,864	207,418
Japan Metropolitan Fund Invest	47	34,322
Kimco Realty Corp.	7,445	145,401
Kite Realty Group Trust	48,398	1,012,486
Klepierre SA	670	15,190
Link REIT	12,480	80,249
Macerich Co.	22,848	242,189
Mapletree Pan Asia Commercial Trust	13,200	17,897
National Retail Properties, Inc.	574	25,342
Pennsylvania Real Estate Investment Trust(a)	1,203	1,323
Phillips Edison & Co., Inc.	12,201	397,997
Realty Income Corp.	748	47,363
RPT Realty	27,394	260,517
Simon Property Group, Inc.	11,599	1,298,740
Spirit Realty Capital, Inc.	436	17,370

Security	Shares	Value

Retail REITs (continued)
Tanger Factory Outlet Centers, Inc.	5,018	$98,503
Unibail-Rodamco-Westfield(a)	429	22,977

		4,387,551

Semiconductors & Semiconductor Equipment — 4.8%
ACM Research, Inc., Class A(a)	2,634	30,818
Advanced Micro Devices, Inc.(a)	7,311	716,551
Advantest Corp.(b)	2,000	185,413
Allegro MicroSystems, Inc.(a)	138	6,623
Ambarella, Inc.(a)	5,230	404,907
Amkor Technology, Inc.	19,778	514,624
Analog Devices, Inc.	12,540	2,473,139
Applied Materials, Inc.	9,847	1,209,507
ASM International NV	102	41,402
ASML Holding NV	1,228	836,818
Axcelis Technologies, Inc.(a)	5,409	720,749
Broadcom, Inc.	1,088	697,995
Cirrus Logic, Inc.(a)	183	20,017
Diodes, Inc.(a)	1,222	113,353
Disco Corp.	900	104,698
Elan Microelectronics Corp.	92,000	303,037
Enphase Energy, Inc.(a)	729	153,294
FormFactor, Inc.(a)	9,862	314,105
Globalfoundries, Inc.(a)(b)	180	12,992
Globalwafers Co. Ltd.	8,000	136,753
Impinj, Inc.(a)	523	70,877
Infineon Technologies AG	8,083	331,930
Intel Corp.	59,047	1,929,065
JA Solar Technology Co. Ltd., Class A	34,200	284,674
King Yuan Electronics Co. Ltd.	315,000	503,659
KLA Corp.	551	219,943
Koh Young Technology, Inc.	4,462	58,555
Lam Research Corp.	471	249,686
Lattice Semiconductor Corp.(a)	5,988	571,854
LONGi Green Energy Technology Co. Ltd., Class A	98,000	576,560
Marvell Technology, Inc.	1,915	82,919
MaxLinear, Inc.(a)	25,945	913,523
MediaTek, Inc.	64,000	1,659,271
Microchip Technology, Inc.(b)	1,215	101,793
Micron Technology, Inc.	1,697	102,397
MKS Instruments, Inc.(b)	190	16,838
Monolithic Power Systems, Inc.(b)	114	57,062
NVIDIA Corp.	23,551	6,541,761
ON Semiconductor Corp.(a)	378	31,117
Onto Innovation, Inc.(a)	1,589	139,641
Photronics, Inc.(a)	10,818	179,362
Power Integrations, Inc.	4,931	417,360
QUALCOMM, Inc.	6,643	847,514
Rambus, Inc.(a)	9,117	467,337
Renesas Electronics Corp.(a)	3,800	55,027
Risen Energy Co. Ltd., Class A(a)	16,800	68,246
Semtech Corp.(a)	18,923	456,801
Shenzhen SC New Energy Technology Corp., Class A	8,600	143,281
Silicon Laboratories, Inc.(a)	3,617	633,301
Sino-American Silicon Products, Inc.	193,000	993,636
SiTime Corp.(a)	350	49,780
StarPower Semiconductor Ltd., Class A	3,500	140,049
STMicroelectronics NV	3,334	177,648
Synaptics, Inc.(a)	3,535	392,915
Taiwan Semiconductor Manufacturing Co. Ltd.	677,000	11,864,158
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,917	829,459
Texas Instruments, Inc.	2,573	478,604

21

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd.	1,500	$183,249
Tongwei Co. Ltd., Class A	23,300	131,907
Ultra Clean Holdings, Inc.(a)	2,587	85,785
Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,600	58,223
United Microelectronics Corp.	272,000	475,981
Universal Display Corp.	143	22,184
Veeco Instruments, Inc.(a)	8,024	169,547
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	12,100	115,364

		42,876,638

Software — 5.4%
8x8, Inc.(a)	22,602	94,250
A10 Networks, Inc.	7,143	110,645
ACI Worldwide, Inc.(a)	18,696	504,418
Adobe, Inc.(a)	7,495	2,888,348
Agilysys, Inc.(a)	1,771	146,125
Alarm.com Holdings, Inc.(a)	3,886	195,388
Alteryx, Inc., Class A(a)	195	11,474
ANSYS, Inc.(a)	120	39,936
Appfolio, Inc., Class A(a)	3,231	402,195
Asana, Inc., Class A(a)	12,066	254,955
Aspen Technology, Inc.(a)	98	22,429
Atlassian Corp., Class A(a)(b)	699	119,648
Autodesk, Inc.(a)	2,621	545,587
Bentley Systems, Inc., Class B(b)	421	18,099
Bills Holdings, Inc.(a)(b)	393	31,888
Black Knight, Inc.(a)	598	34,421
Blackbaud, Inc.(a)	1,405	97,366
Blackline, Inc.(a)	5,032	337,899
Blend Labs, Inc., Class A(a)	21,468	21,386
Box, Inc., Class A(a)	16,283	436,222
C3.ai, Inc., Class A(a)	3,354	112,594
Cadence Design Systems, Inc.(a)	1,848	388,246
Cerence, Inc.(a)	4,276	120,113
Ceridian HCM Holding, Inc.(a)	436	31,924
Clear Secure, Inc., Class A	6,893	180,390
CommVault Systems, Inc.(a)	1,522	86,358
Confluent, Inc., Class A(a)	407	9,796
Couchbase, Inc.(a)	2,408	33,856
Crowdstrike Holdings, Inc., Class A(a)	1,016	139,456
Dassault Systemes SE	1,283	52,925
Datadog, Inc., Class A(a)	1,358	98,672
DocuSign, Inc.(a)(b)	1,082	63,081
Dolby Laboratories, Inc., Class A	200	17,084
Domo, Inc., Class B(a)	8,379	118,898
DoubleVerify Holdings, Inc.(a)	200	6,030
Dropbox, Inc., Class A(a)	797	17,231
Dynatrace, Inc.(a)	1,641	69,414
Elastic NV(a)	254	14,707
EngageSmart, Inc.(a)	15,818	304,496
Everbridge, Inc.(a)	10,080	349,474
Expensify, Inc., Class A(a)	7,251	59,096
Fair Isaac Corp.(a)	124	87,134
Five9, Inc.(a)	231	16,699
Fortinet, Inc.(a)	5,066	336,686
Gen Digital, Inc.	1,859	31,900
Guidewire Software, Inc.(a)	279	22,892
HubSpot, Inc.(a)	225	96,469
Hundsun Technologies, Inc., Class A	33,200	257,236
Informatica, Inc., Class A(a)(b)	115	1,886
Intapp, Inc.(a)	3,039	136,269

Security	Shares	Value

Software (continued)
Intuit, Inc.	4,767	$2,125,272
Jamf Holding Corp.(a)	184	3,573
Kingdee International Software Group Co. Ltd.(a)	90,000	145,384
LivePerson, Inc.(a)	21,974	96,905
LiveRamp Holdings, Inc.(a)	10,500	230,265
Manhattan Associates, Inc.(a)	7,593	1,175,776
Marin Software, Inc.(a)	1,610	1,466
Matterport, Inc.(a)	27,850	76,030
Microsoft Corp.	65,692	18,939,004
MicroStrategy, Inc., Class A(a)	454	132,713
Model N, Inc.(a)	8,186	273,985
Momentive Global, Inc.(a)	25,966	242,003
nCino, Inc.(a)(b)	192	4,758
NCR Corp.(a)	425	10,026
New Relic, Inc.(a)	176	13,251
Nutanix, Inc., Class A(a)	715	18,583
Oracle Corp.(b)	5,780	537,078
Oracle Corp. Japan	1,000	72,221
PagerDuty, Inc.(a)	13,070	457,189
Palantir Technologies, Inc., Class A(a)	5,978	50,514
Palo Alto Networks, Inc.(a)	524	104,664
Paycom Software, Inc.(a)	244	74,178
Paycor HCM, Inc.(a)(b)	155	4,111
Paylocity Holding Corp.(a)	1,008	200,370
Pegasystems, Inc.(b)	136	6,593
PowerSchool Holdings, Inc., Class A(a)	10,286	203,869
Procore Technologies, Inc.(a)(b)	204	12,777
PROS Holdings, Inc.(a)	7,350	201,390
PTC, Inc.(a)	190	24,364
Q2 Holdings, Inc.(a)	14,607	359,624
Qualys, Inc.(a)	2,155	280,193
Rapid7, Inc.(a)	12,986	596,187
RingCentral, Inc., Class A(a)	20,438	626,833
Roper Technologies, Inc.	366	161,293
Sage Group PLC	5,395	51,773
Salesforce, Inc.(a)	13,361	2,669,261
SAP SE	1,992	251,531
Sapiens International Corp. NV	2,080	45,178
SEMrush Holdings, Inc., Class A(a)	10,307	103,585
SentinelOne, Inc., Class A(a)	587	9,603
ServiceNow, Inc.(a)	2,880	1,338,394
Smartsheet, Inc., Class A(a)	411	19,646
Splunk, Inc.(a)	4,656	446,417
Sprout Social, Inc., Class A(a)	5,082	309,392
SPS Commerce, Inc.(a)	2,810	427,963
Sumo Logic, Inc.(a)	14,378	172,248
Synchronoss Technologies, Inc.(a)	11,580	10,885
Synopsys, Inc.(a)	1,213	468,521
Temenos AG, Registered Shares	548	38,133
Tenable Holdings, Inc.(a)	14,799	703,100
Teradata Corp.(a)(b)	10,472	421,812
Trend Micro, Inc.	400	19,624
Tyler Technologies, Inc.(a)	176	62,417
UiPath, Inc., Class A(a)	1,278	22,442
Unity Software, Inc.(a)	1,128	36,592
Upland Software, Inc.(a)	8,112	34,882
Varonis Systems, Inc.(a)	17,164	446,436
Verint Systems, Inc.(a)	10,876	405,022
Vertex, Inc., Class A(a)	2,512	51,973
Viant Technology, Inc., Class A(a)	1,855	8,069
VMware, Inc., Class A(a)	2,007	250,574
WiseTech Global Ltd.	723	31,851

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Workday, Inc., Class A(a)	4,215	$870,566
Workiva, Inc.(a)	3,792	388,339
Xero Ltd.(a)	603	36,573
Yext, Inc.(a)	18,974	182,340
Zeta Global Holdings Corp., Class A(a)	8,813	95,445
Zoom Video Communications, Inc., Class A(a)	1,159	85,581
Zscaler, Inc.(a)	379	44,279
Zuora, Inc., Class A(a)	33,373	329,725

		47,926,305

Specialized REITs — 0.3%
American Tower Corp.	1,205	246,230
Crown Castle, Inc.	957	128,085
CubeSmart(b)	731	33,787
Digital Realty Trust, Inc.	307	30,181
EPR Properties(b)	254	9,677
Equinix, Inc.	223	160,792
Extra Space Storage, Inc.	207	33,726
Iron Mountain, Inc.	475	25,132
Lamar Advertising Co., Class A(b)	283	28,269
Life Storage, Inc.	276	36,181
National Storage Affiliates Trust	278	11,615
Outfront Media, Inc.	44,066	715,191
Public Storage	326	98,498
Rayonier, Inc.	487	16,197
SBA Communications Corp.	5,396	1,408,734
Weyerhaeuser Co.	630	18,982

		3,001,277

Specialty Retail — 2.1%
1-800-Flowers.com, Inc., Class A(a)	10,320	118,680
Aaron’s Co., Inc.	8,529	82,390
Abercrombie & Fitch Co., Class A(a)	6,786	188,311
Academy Sports & Outdoors, Inc.	4,594	299,758
Advance Auto Parts, Inc.	1,085	131,947
American Eagle Outfitters, Inc.	24,160	324,710
Asbury Automotive Group, Inc.(a)	992	208,320
AutoNation, Inc.(a)	116	15,586
AutoZone, Inc.(a)	210	516,211
Best Buy Co., Inc.	9,255	724,389
Boot Barn Holdings, Inc.(a)	2,397	183,706
Buckle, Inc.	1,051	37,510
Burlington Stores, Inc.(a)	889	179,667
CarMax, Inc.(a)(b)	3,174	204,025
CarParts.com, Inc.(a)	9,789	52,273
Carvana Co.(a)	342	3,348
Chico’s FAS, Inc.(a)	30,103	165,567
China Yongda Automobiles Services Holdings Ltd.	306,000	217,384
Conn’s, Inc.(a)	6,033	36,560
Container Store Group, Inc.(a)	5,350	18,351
Dick’s Sporting Goods, Inc.	732	103,863
Fast Retailing Co. Ltd.	400	87,565
Five Below, Inc.(a)	179	36,869
Floor & Decor Holdings, Inc., Class A(a)(b)	338	33,198
Foot Locker, Inc.	3,587	142,368
GameStop Corp., Class A(a)(b)	879	20,235
Gap, Inc.(b)	648	6,506
Group 1 Automotive, Inc.	3,576	809,678
H & M Hennes & Mauritz AB, B Shares	1,853	26,391
Haverty Furniture Cos., Inc.	1,389	44,323
Home Depot, Inc.	12,340	3,641,781
Home Product Center PCL, NVDR	1,061,900	448,309
Industria de Diseno Textil SA	2,108	70,819
Leslie’s, Inc.(a)	519	5,714

Security	Shares	Value

Specialty Retail (continued)
Lithia Motors, Inc.(b)	91	$20,833
Lowe’s Cos., Inc.	12,986	2,596,810
MarineMax, Inc.(a)	2,602	74,808
Murphy USA, Inc.	2,716	700,864
National Vision Holdings, Inc.(a)	4,762	89,716
Nitori Holdings Co. Ltd.	300	36,229
ODP Corp.(a)	3,368	151,493
O’Reilly Automotive, Inc.(a)	674	572,213
Overstock.com, Inc.(a)	17,226	349,171
Penske Automotive Group, Inc.(b)	1,706	241,928
Petco Health & Wellness Co., Inc.(a)	190	1,710
RH(a)	60	14,613
Ross Stores, Inc.	3,156	334,946
Sally Beauty Holdings, Inc.(a)	2,159	33,637
Shift Technologies, Inc.	304	340
Shoe Carnival, Inc.	1,294	33,191
Signet Jewelers Ltd.	5,459	424,601
Sonic Automotive, Inc., Class A	5,387	292,730
Stitch Fix, Inc., Class A(a)	24,087	123,085
TJX Cos., Inc.	27,150	2,127,474
Topsports International Holdings Ltd.(c)	126,000	114,855
Truworths International Ltd.	95,870	287,655
Urban Outfitters, Inc.(a)	21,703	601,607
Victoria’s Secret & Co.(a)	256	8,742
Warby Parker, Inc., Class A(a)	12,034	127,440
Wayfair, Inc., Class A(a)(b)	269	9,237
Williams-Sonoma, Inc.(b)	224	27,252
Zalando SE(a)(c)	883	37,007
Zumiez, Inc.(a)	3,161	58,289

		18,678,788

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	121,362	20,012,594
Avid Technology, Inc.(a)	2,836	90,695
Dell Technologies, Inc., Class C	17,519	704,439
Gigabyte Technology Co. Ltd.	49,000	216,016
Hewlett Packard Enterprise Co.	65,246	1,039,369
HP, Inc.	25,834	758,228
IEI Integration Corp.	33,000	92,822
Lenovo Group Ltd.	410,000	444,200
Logitech International SA, Registered Shares	386	22,402
Pure Storage, Inc., Class A(a)	920	23,469
Samsung Electronics Co. Ltd.	136,539	6,751,984
Samsung Electronics Co. Ltd., GDR, Registered Shares	237	292,762
Super Micro Computer, Inc.(a)	4,624	492,687
Wistron Corp.	535,000	736,512
Xerox Holdings Corp.	24,199	372,664
Xiaomi Corp., Class B(a)(c)	233,600	359,499

		32,410,342

Textiles, Apparel & Luxury Goods — 1.2%
Adidas AG	316	56,018
ANTA Sports Products Ltd.	47,000	682,398
Capri Holdings Ltd.(a)	419	19,693
Carter’s, Inc.(b)	128	9,206
Cie Financiere Richemont SA, Class A, Registered Shares	1,557	249,674
Columbia Sportswear Co.(b)	121	10,919
Crocs, Inc.(a)	4,744	599,831
Culp, Inc.	3,408	17,722
Deckers Outdoor Corp.(a)(b)	380	170,829
Ermenegildo Zegna NV	8,445	115,190
Hanesbrands, Inc.	1,189	6,254

23

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Hansae Co. Ltd.	17,429	$209,022
Hermes International	62	125,566
Kering SA	148	96,559
Kontoor Brands, Inc.	8,682	420,122
Li Ning Co. Ltd.	16,000	125,823
Lululemon Athletica, Inc.(a)	5,928	2,158,918
LVMH Moet Hennessy Louis Vuitton SE	667	612,245
Makalot Industrial Co. Ltd.	108,000	768,823
Moncler SpA	614	42,410
NIKE, Inc., Class B	21,712	2,662,760
Oxford Industries, Inc.	2,512	265,242
PVH Corp.	216	19,259
Ralph Lauren Corp.(b)	139	16,217
Shenzhou International Group Holdings Ltd.	27,400	287,430
Skechers USA, Inc., Class A(a)	447	21,242
Steven Madden Ltd.	7,239	260,604
Swatch Group AG	89	30,651
Tapestry, Inc.(b)	825	35,566
Under Armour, Inc., Class A(a)	617	5,855
Under Armour, Inc., Class C(a)	655	5,587
VF Corp.	18,133	415,427

		10,523,062

Tobacco — 0.1%
British American Tobacco PLC	5,861	205,454
Imperial Brands PLC	3,549	81,611
ITC Ltd.	190,495	891,304
Turning Point Brands, Inc.	2,708	56,868

		1,235,237

Trading Companies & Distributors — 0.8%
Adani Enterprises Ltd.	4,941	105,730
Air Lease Corp.	355	13,976
Applied Industrial Technologies, Inc.	5,396	766,933
BlueLinx Holdings, Inc.(a)	647	43,970
Boise Cascade Co.	7,632	482,724
Core & Main, Inc., Class A(a)(b)	193	4,458
GATX Corp.	5,347	588,277
Global Industrial Co.	2,703	72,549
GMS, Inc.(a)	6,173	357,355
H&E Equipment Services, Inc.	5,895	260,736
Herc Holdings, Inc.	11,891	1,354,385
ITOCHU Corp.	2,400	78,159
Karat Packaging, Inc.	3,924	52,307
McGrath RentCorp.	5,470	510,406
Mitsubishi Corp.	1,200	43,124
Mitsui & Co. Ltd.	3,100	96,627
MRC Global, Inc.(a)	16,427	159,670
MSC Industrial Direct Co., Inc., Class A	154	12,936
NOW, Inc.(a)	16,741	186,662
Rush Enterprises, Inc., Class A	20,421	1,114,987
SiteOne Landscape Supply, Inc.(a)(b)	1,970	269,634
Titan Machinery, Inc.(a)	4,502	137,086
Univar Solutions, Inc.(a)	549	19,231
Veritiv Corp.	212	28,650
W.W.Grainger, Inc.	73	50,283
Watsco, Inc.(b)	112	35,634
WESCO International, Inc.	579	89,479

		6,935,968

Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd.	15,261	117,865
Aena SME SA(a)(c)	640	103,493

Security	Shares	Value

Transportation Infrastructure (continued)
Aeroports de Paris(a)	465	$66,384
EcoRodovias Infraestrutura e Logistica SA	262,529	268,307
International Container Terminal Services, Inc.	62,830	246,695
Malaysia Airports Holdings Bhd(a)	79,000	121,735
Saudi Industrial Services Co.	18,696	140,920

		1,065,399

Water Utilities — 0.1%
American Water Works Co., Inc.	2,950	432,145
California Water Service Group	450	26,190
Cia de Saneamento de Minas Gerais-COPASA	91,252	283,202
Essential Utilities, Inc.	1,431	62,463
Guangdong Investment Ltd.	146,000	149,354
Severn Trent PLC	2,583	91,756
United Utilities Group PLC	6,343	83,014

		1,128,124

Wireless Telecommunication Services — 0.2%
Axiata Group Bhd	164,700	112,653
Maxis Bhd	99,000	92,815
MTN Group Ltd.	36,160	259,067
SK Telecom Co. Ltd.	22,739	843,664
Telephone & Data Systems, Inc.	6,865	72,151
Turkcell Iletisim Hizmetleri A/S	48,794	81,652
U.S. Cellular Corp.(a)	2,414	50,042

		1,512,044

Total Common Stocks — 85.3% (Cost: $687,746,329)		763,049,527

Preferred Securities

Preferred Stocks — 0.4%

Automobiles — 0.0%
Dr Ing hc F Porsche AG(a)	815	104,605
Porsche Automobil Holding SE, Preference Shares	294	16,878
Volkswagen AG, Preference Shares	581	79,290

		200,773

Banks — 0.0%
Banco Bradesco SA	85,821	223,000
Itau Unibanco Holding SA	22,673	110,671

		333,671

Chemicals — 0.0%
Braskem SA, Class A	32,378	123,674

Electric Utilities — 0.1%
Cia Energetica de Minas Gerais, Preference Shares	196,112	442,644

Entertainment — 0.0%
AMC Entertainment Holdings, Inc.(a)	1,897	2,789

Household Products — 0.0%
Henkel AG & Co. KGaA, Preference Shares	949	74,244

Life Sciences Tools & Services — 0.0%
Sartorius AG, Preference Shares	116	48,889

Metals & Mining — 0.1%
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	384,653	553,250

Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA, Preference Shares	227,925	1,054,532

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Passenger Airlines — 0.1%
Azul SA, Preference Shares(a)	145,624	$345,639

Real Estate Management & Development — 0.0%
Brookfield Property Preferred LP, Preference Shares, 07/26/81(a)	7	113

Trading Companies & Distributors — 0.0%
WESCO International, Inc., Series A(a)(f)	1,463	39,662

		3,219,880

Total Preferred Securities — 0.4% (Cost: $3,187,510)		3,219,880

Rights

Biotechnology — 0.0%
Albireo Pharma, Inc.(d)	1,592	4,951
Prevail Therapeutics, Inc.(d)	1,105	552
Radius Health, Inc.	2,221	178

		5,681

Consumer Staples Distribution & Retail — 0.0%
Akouos, Inc.	1,837	1,451

Health Care Equipment & Supplies(d) — 0.0%
Abiomed, Inc.	134	374
Catalyst	6,436	—

		374

Metals & Mining — 0.0%
Pan American Silver Corp.(a)	16,660	9,163

Paper & Forest Products — 0.0%
Resolute Forest Products, Inc.(d)	3,951	5,610

Pharmaceuticals — 0.0%
Flexion Therapeutics(d)	3,275	2,031

Total Rights — 0.0% (Cost: $16,921)		24,310

Warrants

Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp., (Issued 07/06/20, Exercisable 08/03/20, 1 Share for 1 Warrant, Expires 08/03/27, Strike Price USD 22.00)(a)(b)	365	14,965

Total Warrants — 0.0% (Cost: $1,792)		14,965

Total Long-Term Investments — 85.7% (Cost: $690,952,552)		766,308,682

Security	Shares	Value

Short-Term Securities

Money Market Funds — 20.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(g)(h)(i)	63,750,009	$63,769,134
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(g)(h)	120,538,821	120,538,821

Total Short-Term Securities — 20.6% (Cost: $184,286,385)		184,307,955

Total Investments — 106.3% (Cost: $875,238,937)		950,616,637

Liabilities in Excess of Other Assets — (6.3)%		(56,024,348)

Net Assets — 100.0%		$894,592,289

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $77,686, representing less than 0.05% of its net assets as of period end, and an original cost of $100,430.

(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Affiliate of the Master Portfolio.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

25

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$47,953,300	$15,818,425	(a)	$—	$1,204	$(3,795)	$63,769,134	63,750,009	$54,686	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	42,893,581	77,645,240	(a)	—	—	—	120,538,821	120,538,821	1,033,568		—

					$1,204	$(3,795)	$184,307,955		$1,088,254		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	89	06/16/23	$4,430	$150,182
Russell 2000 E-Mini Index	15	06/16/23	1,360	28,147
S&P 500 E-Mini Index	294	06/16/23	60,825	3,616,092

				3,794,421

Short Contracts
MSCI EAFE Index	13	06/16/23	1,363	(44,425)
MSCI Emerging Markets Index	126	06/16/23	6,272	(222,458)
Russell 2000 E-Mini Index	227	06/16/23	20,583	(611,277)

				(878,160)

				$2,916,261

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CHF	817,000	USD	877,379	Bank of America N.A.	06/21/23	$23,076
EUR	383,000	USD	413,593	Goldman Sachs International	06/21/23	3,594
EUR	380,000	USD	405,187	Morgan Stanley & Co. International PLC	06/21/23	8,732
EUR	622,000	USD	665,644	Morgan Stanley & Co. International PLC	06/21/23	11,878
GBP	297,000	USD	366,854	Bank of America N.A.	06/21/23	86
GBP	310,000	USD	375,856	Morgan Stanley & Co. International PLC	06/21/23	7,144
JPY	113,340,000	USD	841,643	Morgan Stanley & Co. International PLC	06/21/23	21,752
NOK	8,221,000	USD	787,797	Morgan Stanley & Co. International PLC	06/21/23	174
SEK	88,000	USD	8,415	Bank of America N.A.	06/21/23	98
SGD	138,000	USD	102,708	UBS AG	06/21/23	1,248
USD	965,093	AUD	1,429,000	Bank of America N.A.	06/21/23	7,165
USD	838,486	CHF	757,000	Goldman Sachs International	06/21/23	4,161
USD	660,665	NOK	6,865,000	Goldman Sachs International	06/21/23	2,665

						91,773

AUD	1,020,000	USD	683,860	Goldman Sachs International	06/21/23	(104)
AUD	1,264,000	USD	847,725	Morgan Stanley & Co. International PLC	06/21/23	(404)
NZD	625,000	USD	390,877	Toronto-Dominion Bank	06/21/23	(71)
SEK	3,676,000	USD	355,693	Morgan Stanley & Co. International PLC	06/21/23	(82)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	131,049	CAD	178,000	Toronto-Dominion Bank	06/21/23	$(824)
USD	367,101	EUR	340,000	Goldman Sachs International	06/21/23	(3,249)
USD	341,300	EUR	318,000	Morgan Stanley & Co. International PLC	06/21/23	(5,085)
USD	143,856	EUR	135,000	Toronto-Dominion Bank	06/21/23	(3,194)
USD	343,584	GBP	284,000	Bank of America N.A.	06/21/23	(7,294)
USD	582,920	GBP	487,000	Toronto-Dominion Bank	06/21/23	(18,762)
USD	352,517	JPY	46,592,000	Bank of America N.A.	06/21/23	(2,409)
USD	303,373	NZD	488,000	Toronto-Dominion Bank	06/21/23	(1,769)

						(43,247)

						$48,526

OTC Total Return Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate /Reference	Frequency

1-Day SOFR plus 0.33%, 4.80%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	JPMorgan Chase Bank N.A.	N/A	08/08/23	USD	205,761	$(2,116,194)	$—	$(2,116,194)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-Day SOFR minus 0.03%, 4.80%	Quarterly	JPMorgan Chase Bank N.A.	N/A	08/08/23	USD	200,569	15,164,618	—	15,164,618
MSCI EAFE Index Net	Quarterly	1-Day SOFR minus 0.19%, 4.80%	Quarterly	JPMorgan Chase Bank N.A.	N/A	11/08/23	USD	42,165	(216,699)	—	(216,699)
MSCI Emerging Markets (Net Return)	Quarterly	1-Day SOFR plus 0.23%, 4.80%	Quarterly	Citibank N.A.	N/A	11/08/23	USD	84,046	2,373,322	—	2,373,322
MSCI Emerging Markets (Net Return)	Quarterly	1-Day SOFR plus 0.05%, 4.80%	Quarterly	Merrill Lynch International	N/A	11/08/23	USD	108,975	3,570,501	—	3,570,501
1-Day SOFR plus 0.21%, 4.80%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	JPMorgan Chase Bank N.A.	N/A	11/08/23	USD	199,407	(3,091,669)	—	(3,091,669)
1-Day SOFR plus 0.32%, 4.80%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Merrill Lynch International	N/A	11/08/23	USD	102,258	(1,049,571)	—	(1,049,571)

									$14,634,308	$—	$14,634,308

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

27

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)

funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$5,421,671	$489,419	$—	$5,911,090
Air Freight & Logistics	2,544,454	1,633,271	—	4,177,725
Automobile Components	4,291,076	1,805,927	—	6,097,003
Automobiles	5,937,620	5,991,717	—	11,929,337
Banks	27,804,506	29,832,854	18	57,637,378
Beverages	7,005,962	4,599,350	—	11,605,312
Biotechnology	22,621,134	1,826,847	—	24,447,981
Broadline Retail	11,808,662	9,753,268	—	21,561,930
Building Products	4,575,852	212,317	—	4,788,169
Capital Markets	13,109,038	3,165,238	—	16,274,276
Chemicals	13,741,633	4,843,473	1	18,585,107
Commercial Services & Supplies	3,411,258	323,287	—	3,734,545
Communications Equipment	3,266,601	1,678,973	—	4,945,574
Construction & Engineering	6,630,867	2,057,346	—	8,688,213
Construction Materials	452,233	863,905	—	1,316,138
Consumer Finance	5,267,776	728,682	—	5,996,458
Consumer Staples Distribution & Retail	8,119,629	2,178,070	—	10,297,699
Containers & Packaging	3,114,469	367,969	—	3,482,438
Distributors	612,130	—	—	612,130
Diversified Consumer Services	2,249,063	165,782	—	2,414,845
Diversified REITs	1,468,175	124,187	—	1,592,362
Diversified Telecommunication Services	1,857,563	2,984,841	—	4,842,404
Electric Utilities	7,586,952	1,686,304	689	9,273,945
Electrical Equipment	4,609,769	3,585,484	—	8,195,253
Electronic Equipment, Instruments & Components	8,422,688	7,388,372	—	15,811,060
Energy Equipment & Services	4,517,451	79,967	—	4,597,418
Entertainment	2,841,828	2,354,150	—	5,195,978
Financial Services	15,306,105	4,273,364	—	19,579,469
Food Products	8,044,701	3,366,973	—	11,411,674
Gas Utilities	2,241,763	2,061,964	—	4,303,727
Ground Transportation	3,184,921	335,440	—	3,520,361
Health Care Equipment & Supplies	14,623,123	1,340,362	—	15,963,485
Health Care Providers & Services	17,233,894	2,425,263	—	19,659,157
Health Care REITs	76,269	—	—	76,269
Health Care Technology	2,612,203	40,270	—	2,652,473
Hotel & Resort REITs	2,267,025	—	—	2,267,025
Hotels, Restaurants & Leisure	13,601,710	4,613,329	—	18,215,039
Household Durables	3,646,000	773,215	—	4,419,215
Household Products	10,059,003	165,029	—	10,224,032
Independent Power and Renewable Electricity Producers	2,719,564	767,653	—	3,487,217
Industrial Conglomerates	1,883,004	1,652,706	—	3,535,710
Industrial REITs	4,172,906	280,769	—	4,453,675
Insurance	10,680,998	5,803,984	—	16,484,982
Interactive Media & Services	19,462,257	12,159,259	—	31,621,516
IT Services	4,194,400	4,982,167	—	9,176,567
Leisure Products	746,392	—	—	746,392
Life Sciences Tools & Services	9,797,464	1,055,742	—	10,853,206
Machinery	16,517,696	1,938,667	—	18,456,363
Marine Transportation	514,768	45,756	—	560,524
Media	4,764,048	167,979	—	4,932,027
Metals & Mining	10,108,195	5,783,038	87	15,891,320
Mortgage Real Estate Investment Trusts (REITs)	1,194,969	—	—	1,194,969
Multi-Utilities	5,709,955	540,872	—	6,250,827

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Office REITs	$1,447,948	$106,390	$—	$1,554,338
Oil, Gas & Consumable Fuels	21,287,609	8,854,083	34	30,141,726
Paper & Forest Products	13,227	160,376	—	173,603
Passenger Airlines	3,960,784	791,841	—	4,752,625
Personal Care Products	2,222,678	2,286,418	—	4,509,096
Pharmaceuticals	14,396,202	6,123,101	—	20,519,303
Professional Services	7,634,820	1,105,824	—	8,740,644
Real Estate Management & Development	1,679,855	2,511,805	—	4,191,660
Residential REITs	2,836,808	—	—	2,836,808
Retail REITs	4,178,437	209,114	—	4,387,551
Semiconductors & Semiconductor Equipment	23,447,099	19,429,539	—	42,876,638
Software	46,969,054	957,251	—	47,926,305
Specialized REITs	3,001,277	—	—	3,001,277
Specialty Retail	17,352,574	1,326,214	—	18,678,788
Technology Hardware, Storage & Peripherals	23,494,145	8,916,197	—	32,410,342
Textiles, Apparel & Luxury Goods	7,236,443	3,286,619	—	10,523,062
Tobacco	56,868	1,178,369	—	1,235,237
Trading Companies & Distributors	6,612,328	323,640	—	6,935,968
Transportation Infrastructure	268,307	797,092	—	1,065,399
Water Utilities	804,000	324,124	—	1,128,124
Wireless Telecommunication Services	122,193	1,389,851	—	1,512,044
Preferred Securities
Preferred Stocks
Automobiles	—	200,773	—	200,773
Banks	333,671	—	—	333,671
Chemicals	123,674	—	—	123,674
Electric Utilities	442,644	—	—	442,644
Entertainment	2,789	—	—	2,789
Household Products	—	74,244	—	74,244
Life Sciences Tools & Services	—	48,889	—	48,889
Metals & Mining	553,250	—	—	553,250
Oil, Gas & Consumable Fuels	1,054,532	—	—	1,054,532
Passenger Airlines	345,639	—	—	345,639
Real Estate Management & Development	113	—	—	113
Trading Companies & Distributors	39,662	—	—	39,662
Rights
Biotechnology	—	178	5,503	5,681
Consumer Staples Distribution & Retail	—	1,451	—	1,451
Health Care Equipment & Supplies	—	—	374	374
Metals & Mining	9,163	—	—	9,163
Paper & Forest Products	—	—	5,610	5,610
Pharmaceuticals	—	—	2,031	2,031
Warrants	14,965	—	—	14,965
Short-Term Securities
Money Market Funds	184,307,955	—	—	184,307,955

	$744,904,106	$205,698,184	$14,347	$950,616,637

Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,794,421	$21,108,441	$—	$24,902,862
Foreign Currency Exchange Contracts	—	91,773	—	91,773
Liabilities
Equity Contracts	(878,160)	(6,474,133)	—	(7,352,293)
Foreign Currency Exchange Contracts	—	(43,247)	—	(43,247)

	$2,916,261	$14,682,834	$—	$17,599,095

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

29

Schedule of Investments (unaudited) (continued) March 31, 2023	Diversified Equity Master Portfolio

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

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